UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4474

Name of Registrant:	Vanguard California Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2005 - November 30, 2006

Item 1:	Reports to Shareholders

Vanguard® California Tax-Exempt Funds

> Annual Report

November 30, 2006

Vanguard California Tax-Exempt Money Market Fund

Vanguard California Intermediate-Term Tax-Exempt Fund

Vanguard California Long-Term Tax-Exempt Fund

>

During the fiscal year ended November 30, 2006, Vanguard California Tax-Exempt Money Market Fund returned 3.2%, Vanguard California Intermediate-Term Tax-Exempt Fund returned 5.4% (Investor Shares), and Vanguard California Long-Term Tax-Exempt Fund returned 6.7% (Investor Shares).

>	The funds outpaced the average returns of competing funds during the period, and maintained their long-term performance advantage over their peers.

>	Interest rates generally increased during the first part of the year, then retreated as near-term inflation concerns subsided.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	7
California Tax-Exempt Money Market Fund	10
California Intermediate-Term Tax-Exempt Fund	29
California Long-Term Tax-Exempt Fund	56
About Your Fund’s Expenses	79
Glossary	81

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended November 30, 2006
Total
Returns
Vanguard California Tax-Exempt Money Market Fund	3.2%
SEC 7-Day Annualized Yield: 3.38%
Taxable-Equivalent Yield: 5.73%[1]
Average California Tax-Exempt Money Market Fund[2]	2.8

Vanguard California Intermediate-Term Tax-Exempt Fund
Investor Shares	5.4%
SEC 30-Day Annualized Yield: 3.67%
Taxable-Equivalent Yield: 6.22%[1]
Admiral™ Shares[3]	5.5
SEC 30-Day Annualized Yield: 3.74%
Taxable-Equivalent Yield: 6.34%[1]
Lehman 7 Year Municipal Bond Index	5.1
Average California Intermediate Municipal Debt Fund[2]	4.8

Vanguard California Long-Term Tax-Exempt Fund
Investor Shares	6.7%
SEC 30-Day Annualized Yield: 3.88%
Taxable-Equivalent Yield: 6.58%[1]
Admiral Shares[3]	6.8
SEC 30-Day Annualized Yield: 3.95%
Taxable-Equivalent Yield: 6.69%[1]
Lehman 10 Year Municipal Bond Index	6.2
Average California Municipal Debt Fund[2]	5.9

Lehman Municipal Bond Index	6.1%

1 This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 35% and the maximum state of California income tax rate. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

2 Derived from data provided by Lipper Inc.

3 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Chairman’s Letter

Dear Shareholder,

Yields for municipal bonds generally increased during the first part of the funds’ fiscal year, then declined amid signs of a cooling economy and easing inflation concerns.

For the year, Vanguard California Long-Term Tax-Exempt Fund Investor Shares returned 6.7%. As of November 30, these shares’ yield was 3.88%. For investors in the highest income tax bracket, the taxable-equivalent yield was 6.58%. Vanguard California Intermediate-Term Tax-Exempt Fund posted a 5.4% return for Investor Shares. As of November 30, its yield was 3.67%, which would represent a taxable-equivalent yield of 6.22% for investors in the highest tax bracket. The funds’ returns and yields were slightly higher for Admiral Shares.

Vanguard California Tax-Exempt Money Market Fund returned 3.2%. The fund’s yield increased to 3.38% (from 2.82% a year ago); the taxable-equivalent yield would be 5.73% for investors in the highest income tax bracket. The fund maintained a net asset value of $1 per share, as is expected but not guaranteed.

Although the funds’ income distributions are expected to be exempt from federal and California state income taxes, part of these distributions may be subject to the federal alternative minimum tax.

Weaker parts of the economy drew bond investors’ notice

In the first half of the fiscal year, the Federal Reserve Board continued to tighten monetary policy, raising its target for the federal funds rate five times through the end of June. Longer-term bond yields generally followed the upward trend until late summer, when they began to backslide. Weakness in the housing and manufacturing sectors persuaded bond investors that inflation was not a threat, prompting a rally (bond prices rose and yields fell).

The broad taxable bond market returned 5.9%. Municipal bonds did better still.

Economic uncertainty didn’t stop a stock rally

Despite being caught in a crosscurrent of opinions on the economy, stocks more than held their own. The housing market and automobile makers produced a drum-beat of bad news; however, corporate profits and job creation remained strong. Amid such mixed signals, stocks rose sharply beginning in mid-July. The broad market gained 14.7% for the year; in October, the narrower Dow Jones Industrial Average broke through its January 2000 high—and kept going.

Small-capitalization stocks enjoyed an edge over large-cap stocks by a margin of roughly 3 percentage points. Among both small-cap and large-cap stocks,

Market Barometer
	Average Annual Total Returns
	Periods Ended November 30, 2006
	One Year	Three Years	Five Years
Bonds
Lehman Aggregate Bond Index (Broad taxable market)	5.9%	4.2%	5.0%
Lehman Municipal Bond Index	6.1	4.7	5.4
Citigroup 3-Month Treasury Bill Index	4.7	2.9	2.3

Stocks
Russell 1000 Index (Large-caps)	14.2%	12.2%	6.8%
Russell 2000 Index (Small-caps)	17.4	14.2	12.7
Dow Jones Wilshire 5000 Index (Entire market)	14.7	12.8	7.8
MSCI All Country World Index ex USA (International)	29.2	23.6	16.5

CPI
Consumer Price Index	2.0%	3.0%	2.6%

value-oriented stocks outperformed their growth-oriented counterparts by wide margins.

Investors in international stocks were rewarded by both a falling U.S. dollar and strong economic gains in Europe and emerging markets.

Advisor kept sharp focus on funds’ income and risk level

During the funds’ fiscal year, interest rates moved higher, then declined. These movements largely hinged upon investors’ outlook for inflation: In the first part of the fiscal year, many feared the economy’s brisk growth rate would trigger higher inflation. This drove interest rates higher. In the second part of the year, the economy cooled, inflation fears eased, and interest rates fell. In the municipal bond market, yields peaked in June, then decreased over the final five months of the fiscal year. For the full 12 months, short-term municipal yields increased slightly, and the yields for the longest-term securities fell. Throughout these ups and downs, the funds’ advisor remained focused on maintaining the funds’ income and stability.

The California Long-Term Tax-Exempt Fund’s returns (6.7% for Investor Shares; 6.8% for Admiral Shares) surpassed the results of its benchmark index and the average return of competing California municipal bond funds. The fund’s positioning represented a trade-off between interest rate sensitivity and income generation, and the fund experienced relatively stable income and an increase in net asset value for the fiscal year. Likewise, the California Intermediate-Term Tax-Exempt Fund

Expense Ratios[1]
Your fund compared with its peer group
	Investor	Admiral	Peer
California Tax Exempt Fund	Shares	Shares	Group
Money Market	0.13%	—	0.59%
Intermediate-Term	0.16	0.09%	0.93
Long-Term	0.16	0.09	1.10

1 Fund expense ratios reflect the 12 months ended November 30, 2006. Peer-groups are: for the California Tax-Exempt Money Market Fund, the Average California Tax-Exempt Money Market Fund; for the California Intermediate-Term Tax-Exempt Fund, the Average California Intermediate Municipal Debt Fund; and for the California Long-Term Tax-Exempt Fund, the Average California Municipal Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2005.

produced a stable level of income while experiencing an increase in net asset value. The fund’s returns (5.4% for Investor Shares; 5.5% for Admiral Shares) outpaced those of its comparative measures.

The California Tax-Exempt Money Market Fund returned 3.2%, besting the average return of its peers. The fund benefited from the year-over-year increase in short-term interest rates as it quickly translated rising rates into higher income. In an arena where a few basis points of income can mean a great deal, the fund’s low expense ratio continued to serve its shareholders well.

The funds’ performance advantage is clear over the long term

While a year of outperformance is certainly a worthy accomplishment, we believe it’s more meaningful to highlight the longer-term picture. The table below displays how hypothetical investments of $10,000 in the California Tax-Exempt Funds would have grown over the past ten years, compared with the average performance among competing funds. As you can see, our funds’ advantage has been clear.

This is a tribute to the skill and experience of Vanguard Fixed Income Group, the funds’ advisor. It also underscores Vanguard’s enduring commitment to quality and consistency—traits that are so important in the management of municipal bond funds. Since the California Tax-Exempt Funds’ inceptions, the advisor’s task has been aided by Vanguard’s low-cost structure, a powerful benefit that allows a greater portion of your fund’s total return to go to you, the shareholder.

Total Returns
Ten Years Ended November 30, 2006
			Final Value of a $10,000
	Average Annual Return		Initial Investment[1]
		Average		Average
	Vanguard	Competing	Vanguard	Competing
California Tax-Exempt Fund	Fund	Fund[2]	Fund	Fund[2]	Difference
Money Market	2.4%	2.0%	$12,672	$12,178	$494
Intermediate-Term Investor Shares	5.0	4.4	16,346	15,378	968
Long-Term Investor Shares	5.7	5.0	17,485	16,309	1,176

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1 Assuming reinvestment of all income dividends and capital-gains distributions.

2 For the Long-Term Tax-Exempt Fund: Average California Insured Municipal Debt Fund through March 31, 2002, and Average California Municipal Debt Fund thereafter.

Funds maintained steadfast commitment to high-quality securities

The investment decisions that a bond portfolio manager faces every day often reflect the potential for greater risk than reward. That is, if an investment goes well, a bond issuer repays the principal and meets all interest obligations. But if an investment does poorly, the issuer might default on the bond, and the principal may be lost entirely.

Vanguard Fixed Income Group approaches this seemingly tilted endeavor with great prudence. The group carefully sets an investment strategy, then executes that strategy with skill and discipline. Maintaining portfolios of high-quality securities is an integral part of the group’s approach. Given the performance advantage afforded by Vanguard’s low expense ratios, the advisor doesn’t need to invest in riskier bonds to generate competitive yields.

This low-cost, high-quality combination historically has placed the California Tax-Exempt Funds in the enviable position of having both higher-quality securities and higher long-term returns than many competing funds.

We believe the California Tax-Exempt Funds are an intelligent way for California residents in higher tax brackets to invest in high-quality municipal bonds.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

December 12, 2006

Your Fund’s Performance at a Glance:
November 30, 2005–November 30, 2006
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
California Tax-Exempt Fund
Money Market	$1.00	$1.00	$0.032	$0.000
Intermediate-Term
Investor Shares	$10.95	$11.09	$0.438	$0.000
Admiral Shares	10.95	11.09	0.446	0.000
Long-Term
Investor Shares	$11.65	$11.86	$0.528	$0.022
Admiral Shares	11.65	11.86	0.536	0.022

Advisor’s Report

During the fiscal year ended November 30, 2006, the Vanguard California Tax-Exempt Funds outpaced the average returns of their competitors. The Long-Term Tax-Exempt Fund returned 6.7% for Investor Shares and 6.8% for Admiral Shares, the Intermediate-Term Tax-Exempt Fund returned 5.4% for Investor Shares and 5.5% for Admiral Shares, and the Money Market Fund returned 3.2%.

The investment environment

The U.S. economy expanded during the fund’s fiscal year, though its rate of expansion slowed in the second half. In the third quarter of calendar-year 2006, real gross domestic product grew at an annualized rate of 2.0%, a pace slightly below expectations for the economy’s potential long-run growth rate.

Robust global demand for U.S. exports and solid business investment spending were key drivers of growth, while the struggling housing and auto sectors created a drag on the economy. Consumer spending expanded at a decent 2.7% over the past year, as rising incomes and improved job prospects helped to partially mitigate high energy prices, the slumping housing market, and rising short-term interest rates. The U.S. labor market remains tight and continues to improve. The unemployment rate was 4.5% in November, close to the lowest level in more than five years.

Inflation concerns eased over the summer months, in part because of a sharp decline in energy prices. Since its June 2006 meeting, the Federal Reserve Board has left its target for short-term interest rates unchanged at 5.25%. At its meeting in October, the Fed noted that “some inflation risks remain,” but added that the “extent and timing of any additional firming that may be needed to address these risks will depend on the evolution of the outlook for both inflation and economic growth.” At its December 12 meeting (after the close of the fund’s fiscal year), the Fed again voted to keep its rate target at 5.25%.

The municipal bond market

The movement of U.S. Treasury and municipal bond yields during the fiscal year was a story in two parts. In the first half of the year, yields in both markets generally increased across the maturity spectrum (with the exception of the longest-term municipal bonds, whose yields decreased slightly). In the second half, Treasury and municipal yields of all maturities fell as inflation concerns eased. For the 12 months overall, short-term Treasury yields increased, intermediate-term rates were relatively unchanged, and the longest-term rates fell slightly. Short-term municipal yields also increased, but long-term yields fell significantly as prices for those issues increased.

In fact, as of the fiscal year-end, the ratios of municipal yields to Treasury yields for bonds with maturities of 10 years and longer were close to their lowest points of the last five years.

A key reason that municipal bonds outperformed Treasuries was a decline in new issuance for municipals. For the 12 months ended November 30, the amount of new tax-exempt issuance fell 15.8% nationwide from the prior-year level. Over the past few years, many states and municipalities have taken advantage of low interest rates to refund existing debt. Because each issue can be refunded only once under IRS regulations, the multiyear surge in new supply has receded.

Management of the funds

In California, tax-exempt issuance fell 35.8% from its year-ago level, marking a significant tightening in the marketplace. The state experienced strong tax revenues for its fiscal year ended June 30, 2006, and the budget process for 2007 was one of the smoothest on record. In the November 2006 election, voters approved five measures authorizing a total of $42.7 billion in new state general obligation bonds for various infrastructure projects across California. The state expects to issue these bonds gradually, so we do not anticipate any near-term spikes in supply.

In the first half of the fiscal year, rising rates put pressure on municipal bond prices, and the California Long-Term Tax-Exempt and Intermediate-Term Tax-Exempt Funds experienced declines in their net asset values. But as market rates decreased in the second half, prices for the funds’ underlying bonds increased. The funds’ modest capital returns, combined with their relatively high levels of income, translated into respectable 12-month total returns. Meanwhile, the California Tax-Exempt Money Market Fund’s short average maturity allowed it to translate increases in short-term interest rates into higher returns.

Yields of Municipal Securities
(AAA-Rated General-Obligation Issues)
			Change
Maturity	Nov. 30, 2005	Nov. 30, 2006	(basis points)[1]
2 years	3.24%	3.45%	+21
5 years	3.43	3.43	0
10 years	3.87	3.56	–31
30 years	4.55	3.91	–64

Yields of U.S. Treasury Securities
			Change
Maturity	Nov. 30, 2005	Nov. 30, 2006	(basis points)[1]
2 years	4.41%	4.61%	+20
5 years	4.41	4.45	+4
10 years	4.48	4.46	–2
30 years	4.69	4.56	–13

1 One basis point equals 1/100 of a percentage point.

Source: Vanguard.

In the tax-exempt bond market, credit-quality spreads—or the differences in yields between high-quality and lower-quality issues—continued to fall. These spreads have collapsed since late 2003 as the economy strengthened and memories of credit disasters faded. Recently, with quality spreads approaching the lowest levels since the mid-to-late-1990s, investors have sought yield in lower-quality issues.

As a matter of course, we maintain a higher-quality bias in the Vanguard California Tax-Exempt Funds, taking advantage of our historical expense advantage to provide an attractive tax-exempt dividend without stretching for lower quality or subjecting the portfolio to undue market risk. In the present environment, we don’t believe that quality spreads are compensating investors for taking on higher credit risk. We continue to rely on our talented and experienced credit staff in our efforts to make prudent security selections for the funds.

Kathryn T. Allen, Principal

Reid O. Smith, Principal

Vanguard Fixed Income Group

December 21, 2006

California Tax-Exempt Money Market Fund

Fund Profile

As of November 30, 2006

Financial Attributes

Yield	3.4%
Average Weighted Maturity	35 days
Average Quality[1]	MIG-1
Expense Ratio	0.13%

Distribution by Credit Quality[2] (% of portfolio)

MIG-1/A-1+/SP-1+/F-1+	85%
P-1/A-1/SP-1/F-1	15

1 Moody’s Investors Service.

2 Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.

See page 81 for a glossary of investment terms.

California Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown for this fund reflects current earnings more closely than do the average annual returns.

Cumulative Performance: November 30, 1996–November 30, 2006

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended November 30, 2006			of a $10,000
	One Year	Five Years	Ten Years	Investment
California Tax-Exempt Money Market Fund	3.24%	1.74%	2.40%	$12,672
Average California Tax-Exempt
Money Market Fund[1]	2.78	1.30	1.99	12,178

1 Returns for the Average California Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

California Tax-Exempt Money Market Fund

Fiscal-Year Total Returns (%): November 30, 1996–November 30, 2006
		Average
		Fund[1]
Fiscal	Total	Total
Year	Return	Return
1997	3.4%	3.0%
1998	3.1	2.8
1999	2.8	2.4
2000	3.4	3.1
2001	2.6	2.2
2002	1.3	0.9
2003	0.9	0.5
2004	1.1	0.6
2005	2.2	1.7
2006	3.2	2.8
SEC 7-Day Annualized Yield (11/30/2006): 3.38%

Average Annual Total Returns: Periods Ended September 30, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
California Tax-Exempt
Money Market Fund	6/1/1987	3.11%	1.68%	2.40%

1 Returns for the Average California Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

Note: See Financial Highlights table on page 27 for dividend and capital gains information.

California Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets

As of November 30, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (100.6%)
ABAG Finance Auth. for Non-Profit Corp. California
(Computer History Museum) VRDO	3.440%	12/7/06 LOC	7,000	7,000
ABAG Finance Auth. for Non-Profit Corp. California
(La Jolla Day School) VRDO	3.350%	12/7/06 LOC	11,900	11,900
ABAG Finance Auth. for Non-Profit Corp. California
(Valley Christian Schools) VRDO	3.380%	12/7/06 LOC	10,500	10,500
ABAG Finance Auth. for Non-Profit Corp. California
(Zoological Society San Diego Zoo) VRDO	3.350%	12/7/06 LOC	35,500	35,500
[1] Alameda CA Corridor Transp. Auth. Rev. TOB VRDO	3.550%	12/7/06 (1)	9,650	9,650
Alameda-Contra Costa CA School Financing Auth.
(Capital Improvement Financing Pooled Project)
COP VRDO	3.390%	12/7/06 LOC	2,105	2,105
[1] Alvord CA USD TOB VRDO	3.480%	12/7/06 (1)	2,520	2,520
[1] Alvord CA USD TOB VRDO	3.500%	12/7/06 (1)	15,540	15,540
[1] Anaheim CA Public Finance Auth. Rev. TOB VRDO	3.490%	12/7/06 (1)	10,885	10,885
Anaheim CA Public Improvement Corp. Lease
COP VRDO	3.300%	12/7/06 (2)	10,980	10,980
[1] Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	3.490%	12/7/06	7,485	7,485
Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	3.280%	12/7/06 (10)	30,000	30,000
Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	3.300%	12/7/06 (2)	105,735	105,735
[1] California Dept. of Veteran Affairs Rev. TOB VRDO	3.500%	12/7/06	9,375	9,375
[1] California Dept. of Water Resources Water System
Rev. (Central Valley) TOB VRDO	3.480%	12/7/06 (1)	3,380	3,380
[1] California Dept. of Water Resources Water System
Rev. (Central Valley) TOB VRDO	3.490%	12/7/06 (4)	7,640	7,640
[1] California Dept. of Water Resources Water System
Rev. (Central Valley) TOB VRDO	3.490%	12/7/06 (1)	7,395	7,395
[1] California Educ. Fac. Auth. Rev.
(California Institute of Technology) TOB VRDO	3.490%	12/7/06	13,000	13,000
[1] California Educ. Fac. Auth. Rev.
(California Institute of Technology) TOB VRDO	3.490%	12/7/06	8,415	8,415
California Educ. Fac. Auth. Rev.
(California Institute of Technology) VRDO	3.280%	12/7/06	20,000	20,000
California Educ. Fac. Auth. Rev.
(California Institute of Technology) VRDO	3.300%	12/7/06	18,300	18,300
California Educ. Fac. Auth. Rev.
(Pomona College) VRDO	3.310%	12/7/06	13,040	13,040
California Educ. Fac. Auth. Rev.
(Stanford Univ.) CP	3.470%	12/7/06	25,000	25,000

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Educ. Fac. Auth. Rev.
(Stanford Univ.) VRDO	3.400%	12/7/06	7,565	7,565
[1] California Educ. Fac. Auth. Rev.
(Stanford Univ.) VRDO	3.400%	12/7/06	4,580	4,580
California Educ. Fac. Auth. Rev.
(Stanford Univ.) VRDO	3.400%	12/7/06	9,000	9,000
California Educ. Fac. Auth. Rev.
(Univ. of San Francisco) VRDO	3.290%	12/7/06 LOC	5,900	5,900
[1] California Educ. Fac. Auth. Rev.
(Univ. of Southern California) TOB VRDO	3.490%	12/7/06	25,800	25,800
California GO (Kindergarten-Univ.) VRDO	3.470%	12/1/06 LOC	7,580	7,580
California GO CP	3.470%	12/6/06	5,000	5,000
California GO CP	3.430%	12/7/06	25,000	25,000
California GO CP	3.450%	12/8/06	25,000	25,000
California GO CP	3.480%	12/11/06	15,000	15,000
California GO CP	3.440%	12/18/06	25,000	25,000
California GO CP	3.460%	1/12/07	42,550	42,550
California GO CP	3.500%	1/16/07	17,000	17,000
California GO CP	3.500%	2/5/07	18,100	18,100
California GO CP	3.480%	2/6/07	15,000	15,000
California GO CP	3.480%	2/6/07	59,000	59,000
California GO CP	3.520%	2/7/07	25,000	25,000
California GO CP	3.420%	2/13/07	50,000	50,000
California GO CP	3.520%	2/14/07	21,000	21,000
[1] California GO TOB VRDO	3.480%	12/7/06 (2)	3,460	3,460
[1] California GO TOB VRDO	3.490%	12/7/06 (3)	12,785	12,785
[1] California GO TOB VRDO	3.490%	12/7/06 (3)	2,070	2,070
[1] California GO TOB VRDO	3.490%	12/7/06 (1)	5,645	5,645
[1] California GO TOB VRDO	3.490%	12/7/06 (1)	5,310	5,310
[1] California GO TOB VRDO	3.490%	12/7/06 (1)	5,240	5,240
[1] California GO TOB VRDO	3.490%	12/7/06 (10)	23,905	23,905
[1] California GO TOB VRDO	3.490%	12/7/06 (4)	24,380	24,380
[1] California GO TOB VRDO	3.500%	12/7/06 (2)	4,985	4,985
California GO VRDO	3.470%	12/1/06 LOC	24,600	24,600
California GO VRDO	3.520%	12/1/06 LOC	3,300	3,300
California GO VRDO	3.650%	12/1/06 LOC	19,550	19,550
California GO VRDO	3.300%	12/7/06 LOC	22,500	22,500
California GO VRDO	3.300%	12/7/06 LOC	45,600	45,600
California GO VRDO	3.360%	12/7/06 LOC	8,500	8,500
California GO VRDO	3.420%	12/7/06 LOC	38,540	38,540
California Health Fac. Finance Auth. Rev.
(Adventist Health System West Sutter Health) VRDO	3.390%	12/7/06 LOC	16,700	16,700
California Health Fac. Finance Auth. Rev.
(Adventist Health System West Sutter Health) VRDO	3.400%	12/7/06 LOC	20,900	20,900
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West) VRDO	3.300%	12/7/06 LOC	58,300	58,300
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West) VRDO	3.320%	12/7/06 LOC	25,000	25,000
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West) VRDO	3.510%	12/7/06 (1)	7,300	7,300
California Health Fac. Finance Auth. Rev.
(Memorial Health Services) VRDO	3.420%	12/7/06	62,155	62,155
California Health Fac. Finance Auth. Rev.
(Pitzer College) VRDO	3.310%	12/7/06 LOC	8,075	8,075
[1] California Health Fac. Finance Auth. Rev. TOB VRDO	3.480%	12/7/06	2,425	2,425
[1] California Housing Finance Agency Auth. TOB VRDO	3.540%	12/7/06	39,300	39,300

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] California Housing Finance Agency Auth. TOB VRDO	3.540%	12/7/06	7,440	7,440
California Housing Finance Agency
Home Mortgage Rev.
(Multi-Family Housing III) VRDO	3.750%	12/1/06	5,910	5,910
[1] California Housing Finance Agency
Home Mortgage Rev. TOB VRDO	3.540%	12/7/06	880	880
California Housing Finance Agency
Home Mortgage Rev. VRDO	3.630%	12/1/06 (2)	6,200	6,200
California Housing Finance Agency
Home Mortgage Rev. VRDO	3.630%	12/1/06	68,895	68,895
California Housing Finance Agency
Home Mortgage Rev. VRDO	3.630%	12/1/06	66,245	66,245
California Housing Finance Agency
Home Mortgage Rev. VRDO	3.400%	12/7/06 (4)	22,900	22,900
California Housing Finance Agency
Home Mortgage Rev. VRDO	3.500%	12/7/06 (4)	3,800	3,800
California Housing Finance Agency
Home Mortgage Rev. VRDO	3.500%	12/7/06 (4)	4,200	4,200
California Housing Finance Agency
Home Mortgage Rev. VRDO	3.500%	12/7/06	59,100	59,100
California Housing Finance Agency
Home Mortgage Rev. VRDO	3.560%	12/7/06	64,130	64,130
[1] California Housing Finance Agency
Single Family Mortgage Rev. TOB VRDO	3.540%	12/7/06	4,360	4,360
[1] California Housing Finance Agency
Single Family Mortgage Rev. TOB VRDO	3.540%	12/7/06	2,200	2,200
[1] California Housing Finance Agency
Single Family Mortgage Rev. TOB VRDO	3.540%	12/7/06	1,100	1,100
California Housing Finance Agency
Single Family Mortgage Rev. VRDO	3.400%	12/7/06 (2)	20,000	20,000
California Housing Finance Agency
Single Family Mortgage Rev. VRDO	3.420%	12/7/06	24,800	24,800
California Housing Finance Agency
Single Family Mortgage Rev. VRDO	3.480%	12/7/06	50,000	50,000
California Housing Finance Agency
Single Family Mortgage Rev. VRDO	3.480%	12/7/06	18,000	18,000
California Housing Finance Agency
Single Family Mortgage Rev. VRDO	3.530%	12/7/06 (1)	10,000	10,000
California Housing Finance Agency
Single Family Mortgage Rev. VRDO	3.560%	12/7/06	9,000	9,000
[1] California Housing Finance Agency
Home Mortgage TOB VRDO	3.520%	12/7/06	12,000	12,000
[1] California Housing Finance Agency
Home Mortgage TOB VRDO	3.520%	12/7/06	12,860	12,860
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum) VRDO	3.550%	12/1/06 (1)	19,050	19,050
California Infrastructure & Econ. Dev. Bank Rev.
(Contemporary Jewish Museum) VRDO	3.350%	12/7/06 LOC	10,000	10,000
California Infrastructure & Econ. Dev. Bank Rev.
(Independent System Operator) VRDO	3.380%	12/7/06 (2)	20,900	20,900
California Infrastructure & Econ. Dev. Bank Rev.
(San Francisco Ballet) VRDO	3.530%	12/1/06 (3)	10,100	10,100
[1] California Muni. Financing Auth.
Multi-Family Housing Rev. TOB VRDO	3.520%	12/7/06	12,195	12,195
[1] California Public Works Board Lease Rev.
(UCLA Hosp.) TOB VRDO	3.480%	12/7/06 (3)	4,835	4,835

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] California Public Works Board Lease Rev.
(Univ. of California) TOB VRDO	3.480%	12/7/06 (1)	5,315	5,315
[1] California Public Works Board Lease Rev.
(Univ. of California) TOB VRDO	3.490%	12/7/06 (1)	10,470	10,470
California School Cash Reserve Program
Auth. Pool TRAN	4.500%	7/6/07 (2)	47,000	47,272
[1] California State Dept. of Water Resources
Power Supply Rev. TOB VRDO	3.480%	12/7/06 (10)	25,960	25,960
[1] California State Dept. of Water Resources
Power Supply Rev. TOB VRDO	3.480%	12/7/06 (2)	26,890	26,890
[1] California State Dept. of Water Resources
Power Supply Rev. TOB VRDO	3.490%	12/7/06 (4)	15,250	15,250
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.470%	12/1/06 LOC	6,600	6,600
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.280%	12/7/06 (3)	184,500	184,500
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.280%	12/7/06 LOC	19,500	19,500
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.300%	12/7/06 (4)	51,070	51,070
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.300%	12/7/06 LOC	17,480	17,480
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.360%	12/7/06 LOC	57,000	57,000
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.360%	12/7/06 (2)	12,000	12,000
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.360%	12/7/06 (3)	21,000	21,000
California State Econ. Recovery Bonds PUT	5.000%	7/1/07	27,800	28,040
[1] California State Econ. Recovery Bonds TOB VRDO	3.480%	12/7/06	5,050	5,050
[1] California State Econ. Recovery Bonds TOB VRDO	3.490%	12/7/06 (1)	8,260	8,260
California State Econ. Recovery Bonds VRDO	3.470%	12/1/06 LOC	91,100	91,100
California State Econ. Recovery Bonds VRDO	3.520%	12/1/06 LOC	5,000	5,000
California State Econ. Recovery Bonds VRDO	3.520%	12/1/06 LOC	34,780	34,780
California State Econ. Recovery Bonds VRDO	3.550%	12/1/06	14,825	14,825
California State Econ. Recovery Bonds VRDO	3.550%	12/1/06	36,735	36,735
California State Econ. Recovery Bonds VRDO	3.680%	12/1/06	6,210	6,210
California State Econ. Recovery Bonds VRDO	3.300%	12/7/06 (10)	10,000	10,000
California State Econ. Recovery Bonds VRDO	3.300%	12/7/06 (4)	10,580	10,580
California State Econ. Recovery Bonds VRDO	3.310%	12/7/06 (10)	30,000	30,000
California State Econ. Recovery Bonds VRDO	3.360%	12/7/06 LOC	41,790	41,790
California State Econ. Recovery Bonds VRDO	3.360%	12/7/06 (10)	6,755	6,755
California State Econ. Recovery Bonds VRDO	3.380%	12/7/06 LOC	21,200	21,200
California State Econ. Recovery Bonds VRDO	3.380%	12/7/06 (10)	62,875	62,875
California State Econ. Recovery Bonds VRDO	3.380%	12/7/06 (10)	16,000	16,000
California State Univ. Institute CP	3.450%	12/5/06 LOC	26,131	26,131
[1] California State Univ. TOB VRDO	3.480%	12/7/06 (1)	2,985	2,985
[1] California State Univ. TOB VRDO	3.490%	12/7/06 (2)	33,060	33,060
[1] California State Univ. TOB VRDO	3.490%	12/7/06 (1)	42,420	42,420
[1] California State Univ. TOB VRDO	3.490%	12/7/06 (1)	19,925	19,925
California Statewide Community Dev. Auth.
Multifamily Rev. (Knoll Apartments) VRDO	3.500%	12/7/06 LOC	12,715	12,715
California Statewide Community Dev. Auth.
Multifamily Rev. (Valley Palms Apartments) VRDO	3.500%	12/7/06 LOC	13,500	13,500
California Statewide Community Dev. Auth. Rev.
(American Baptist Homes West) VRDO	3.340%	12/7/06 LOC	7,100	7,100

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Community Dev. Auth. Rev.
(Children’s Hosp. of Los Angeles) VRDO	3.300%	12/7/06 (2)	15,000	15,000
California Statewide Community Dev. Auth. Rev.
(Children’s Hosp. of Los Angeles) VRDO	3.300%	12/7/06 (2)	15,000	15,000
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) VRDO	3.360%	12/7/06	21,300	21,300
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) VRDO	3.380%	12/7/06	26,800	26,800
California Statewide Community Dev. Auth. Rev.
(Museum of Art) VRDO	3.300%	12/7/06 (3)	6,125	6,125
California Statewide Community Dev. Auth. Rev.
(Riverside County) TRAN	4.500%	6/29/07	50,000	50,263
[1] California Statewide Community Dev. Auth. Rev.
(Salk Institute) TOB VRDO	3.490%	12/7/06 (1)	5,650	5,650
California Statewide Community Dev. Auth. Rev.
(Univ. of San Diego) VRDO	3.440%	12/7/06 LOC	18,415	18,415
[1] Clovis USD TOB VRDO	3.520%	12/7/06 (1)	9,410	9,410
[1] Coast CA Community College Dist. TOB VRDO	3.480%	12/7/06 (4)	7,500	7,500
Contra Costa CA Housing Finance Agency Home
Mortgage Rev. (Park Regency) VRDO	3.500%	12/7/06 LOC	32,500	32,500
Contra Costa CA TRAN	4.500%	12/11/07	30,000	30,318
[1] Contra Costa CA Water Dist. Rev. TOB VRDO	3.490%	12/7/06 (4)	5,640	5,640
Dublin San Ramon CA Services Dist. East Bay
Muni. Util. Dist. Recycled Water Auth. CP	3.460%	1/18/07 LOC	50,000	50,000
East Bay CA Muni. Util. Dist.
Waste Water System Rev. CP	3.530%	12/6/06	64,700	64,700
East Bay CA Muni. Util. Dist.
Waste Water System Rev. CP	3.500%	1/18/07	5,000	5,000
East Bay CA Muni. Util. Dist.
Waste Water System Rev. CP	3.530%	1/18/07	15,000	15,000
East Bay CA Muni. Util. Dist.
Waste Water System Rev. CP	3.530%	1/18/07	62,700	62,700
East Bay CA Muni. Util. Dist.
Waste Water System Rev. VRDO	3.300%	12/7/06 (10)	14,400	14,400
East Bay CA Muni. Util. Dist.
Waste Water System Rev. VRDO	3.360%	12/7/06 (10)	13,200	13,200
[1] East Bay CA Muni. Util. Dist.
Water System Rev. TOB VRDO	3.490%	12/7/06 (1)	19,800	19,800
East Bay CA Muni. Util. Dist.
Water System Rev. VRDO	3.300%	12/7/06 (10)	29,900	29,900
East Bay CA Muni. Util. Dist.
Water System Rev. VRDO	3.300%	12/7/06 (4)	46,095	46,095
East Bay CA Muni. Util. Dist.
Water System Rev. VRDO	3.310%	12/7/06 (10)	13,935	13,935
East Bay CA Muni. Util. Dist.
Water System Rev. VRDO	3.360%	12/7/06 (10)	24,190	24,190
[1] Fontana CA Public Finance Auth.
Tax Allocation Rev. TOB VRDO	3.480%	12/7/06 (2)	1,985	1,985
Fresno CA Sewer Rev. VRDO	3.300%	12/7/06 (3)	28,000	28,000
1 GS Pool Trust TOB VRDO	3.580%	12/7/06 (11)	6,734	6,734
[1] Golden State Tobacco Securitization Corp.
Rev. TOB VRDO	3.530%	12/7/06 (3)	5,000	5,000
[1] Golden West Schools Funding Auth. CA TOB VRDO	3.480%	12/7/06 (1)	4,105	4,105
[1] Golden West Schools Funding Auth. CA TOB VRDO	3.490%	12/7/06 (2)	6,155	6,155
Grant CA Joint Union High School Dist VRDO	3.300%	12/7/06 (4)	15,000	15,000

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Irvine CA Assessment Dist. Improvement
Bonds VRDO	3.450%	12/1/06 LOC	8,525	8,525
Irvine CA Assessment Dist. Improvement
Bonds VRDO	3.550%	12/1/06 LOC	4,970	4,970
Irvine CA Public Fac. & Infrastructure Auth.
Assessment Rev. VRDO	3.450%	12/1/06 LOC	20,905	20,905
[1] Kern CA Community College TOB VRDO	3.550%	12/7/06 (4)	7,175	7,175
[1] Long Beach CA Harbor Rev. TOB VRDO	3.550%	12/7/06 (1)	16,320	16,320
[1] Long Beach CA Harbor Rev. TOB VRDO	3.500%	12/7/06 (1)	1,805	1,805
[1] Long Beach CA Harbor Rev. TOB VRDO	3.520%	12/7/06 (3)	6,710	6,710
[1] Long Beach CA Harbor Rev. TOB VRDO	3.520%	12/7/06 (1)	5,450	5,450
[1] Long Beach CA Harbor Rev. TOB VRDO	3.520%	12/7/06 (1)	5,195	5,195
[1] Long Beach CA Harbor Rev. TOB VRDO	3.520%	12/7/06 (1)	8,180	8,180
[1] Long Beach CA Harbor Rev. TOB VRDO	3.520%	12/7/06 (1)	2,565	2,565
Long Beach CA Harbor Rev. VRDO	3.420%	12/7/06 (1)	67,675	67,675
Long Beach CA Water Rev. CP	3.500%	2/12/07	6,000	6,000
Los Angeles CA Community Redev. Agency
Multifamily Housing Rev.
(Metro. Lofts Apartments) VRDO	3.530%	12/7/06 LOC	17,750	17,750
Los Angeles CA Convention & Exhibit Center
Auth. Lease Rev. VRDO	3.300%	12/7/06 (2)	16,325	16,325
Los Angeles CA Dept. of Airports International
Airport Rev. VRDO	3.750%	12/1/06 LOC	9,600	9,600
Los Angeles CA Dept. of Airports International
Airport Rev. VRDO	3.310%	12/7/06 LOC	20,000	20,000
[1] Los Angeles CA Dept. of Water &
Power Rev. TOB VRDO	3.480%	12/7/06 (4)	5,050	5,050
[1] Los Angeles CA Dept. of Water &
Power Rev. TOB VRDO	3.490%	12/7/06 (1)	8,350	8,350
[1] Los Angeles CA Dept. of Water &
Power Rev. TOB VRDO	3.490%	12/7/06 (4)	25,000	25,000
[1] Los Angeles CA Dept. of Water &
Power Rev. TOB VRDO	3.490%	12/7/06 (4)	13,000	13,000
[1] Los Angeles CA Dept. of Water &
Power Rev. TOB VRDO	3.490%	12/7/06 (2)	17,555	17,555
[1] Los Angeles CA Dept. of Water &
Power Rev. TOB VRDO	3.490%	12/7/06 (2)	30,000	30,000
Los Angeles CA Dept. of Water &
Power Rev. VRDO	3.510%	12/1/06	11,100	11,100
Los Angeles CA Dept. of Water &
Power Rev. VRDO	3.530%	12/1/06	1,300	1,300
Los Angeles CA Dept. of Water &
Power Rev. VRDO	3.300%	12/7/06	22,725	22,725
Los Angeles CA Dept. of Water &
Power Rev. VRDO	3.300%	12/7/06	41,350	41,350
Los Angeles CA Dept. of Water &
Power Rev. VRDO	3.300%	12/7/06	37,100	37,100
Los Angeles CA Dept. of Water &
Power Rev. VRDO	3.300%	12/7/06	67,700	67,700
Los Angeles CA Dept. of Water &
Power Rev. VRDO	3.320%	12/7/06	22,000	22,000
Los Angeles CA Dept. of Water &
Power Rev. VRDO	3.380%	12/7/06	13,100	13,100
[1] Los Angeles CA Harbor Dept. Rev.TOB VRDO	3.520%	12/7/06 (3)	8,450	8,450
Los Angeles CA Multifamily Housing Rev.
(Fountain Park) VRDO	3.500%	12/7/06 LOC	18,468	18,468

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Multifamily Housing Rev.
(San Regis) VRDO	3.510%	12/7/06 LOC	23,600	23,600
[1] Los Angeles CA TOB VRDO	3.490%	12/7/06 (1)	5,235	5,235
Los Angeles CA TRAN	4.500%	6/29/07	100,000	100,421
Los Angeles CA USD COP VRDO	3.310%	12/7/06 (4)	13,650	13,650
Los Angeles CA USD COP VRDO	3.360%	12/7/06 (2)	10,000	10,000
Los Angeles CA USD GO	4.500%	7/1/07	22,500	22,619
[1] Los Angeles CA USD GO TOB VRDO	3.480%	12/7/06 (2)	4,500	4,500
[1] Los Angeles CA USD GO TOB VRDO	3.480%	12/7/06 (2)	3,855	3,855
[1] Los Angeles CA USD GO TOB VRDO	3.490%	12/7/06 (1)(3)	5,240	5,240
[1] Los Angeles CA USD GO TOB VRDO	3.490%	12/7/06 (3)	11,120	11,120
[1] Los Angeles CA USD GO TOB VRDO	3.490%	12/7/06 (3)	51,975	51,975
[1] Los Angeles CA USD GO TOB VRDO	3.490%	12/7/06 (1)	4,900	4,900
[1] Los Angeles CA USD GO TOB VRDO	3.490%	12/7/06 (4)	6,415	6,415
[1] Los Angeles CA USD GO TOB VRDO	3.490%	12/7/06 (3)	3,245	3,245
[1] Los Angeles CA USD GO TOB VRDO	3.490%	12/7/06 (3)	2,990	2,990
[1] Los Angeles CA USD GO TOB VRDO	3.490%	12/7/06 (2)	8,300	8,300
[1] Los Angeles CA USD GO TOB VRDO	3.490%	12/7/06 (1)	5,330	5,330
[1] Los Angeles CA USD GO TOB VRDO	3.490%	12/7/06 (4)	14,890	14,890
[1] Los Angeles CA USD GO TOB VRDO	3.490%	12/7/06 (3)	8,380	8,380
[1] Los Angeles CA USD TOB VRDO	3.480%	12/7/06 (4)	12,850	12,850
[1] Los Angeles CA USD TOB VRDO	3.500%	12/7/06 (3)	5,260	5,260
Los Angeles CA USD TRAN	4.250%	12/3/07	71,180	71,754
Los Angeles CA USD TRAN	4.500%	12/3/07	10,000	10,106
Los Angeles CA Wastewater System
Rev. CP	3.480%	1/5/07	30,000	30,000
[1] Los Angeles CA Wastewater System
Rev. TOB VRDO	3.480%	12/7/06 (4)	8,615	8,615
[1] Los Angeles CA Wastewater System
Rev. TOB VRDO	3.490%	12/7/06 (4)	32,750	32,750
[1] Los Angeles CA Wastewater System
Rev. TOB VRDO	3.490%	12/7/06 (1)	25,000	25,000
[1] Los Angeles CA Wastewater System
Rev. TOB VRDO	3.490%	12/7/06 (1)	19,730	19,730
[1] Los Angeles CA Wastewater System
Rev. TOB VRDO	3.490%	12/7/06 (1)	29,035	29,035
Los Angeles CA Wastewater System
Rev. VRDO	3.300%	12/7/06 (3)	24,540	24,540
Los Angeles CA Wastewater System
Rev. VRDO	3.350%	12/7/06 (3)	22,585	22,585
Los Angeles County CA Housing Auth.
Multifamily Housing Rev. VRDO	3.420%	12/7/06 LOC	6,290	6,290
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev. CP	3.450%	2/8/07 LOC	10,000	10,000
[1] Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev. TOB VRDO	3.490%	12/7/06 (1)	9,565	9,565
[1] Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev. TOB VRDO	3.490%	12/7/06 (1)	24,750	24,750
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev. VRDO	3.300%	12/7/06 (3)	26,670	26,670
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev. VRDO	3.300%	12/7/06 (1)	68,785	68,785
Los Angeles County CA Pension Obligations VRDO	3.300%	12/7/06 (2)	10,905	10,905
Los Angeles County CA Pension Obligations VRDO	3.300%	12/7/06 (2)	4,900	4,900
[2] Los Angeles County CA Public Works
Financing Auth. Rev.	4.000%	9/1/07 (3)	27,705	27,819

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Los Angeles County CA Sanitation Dist.
Financing Auth Rev. TOB VRDO	3.490%	12/7/06 (3)	15,670	15,670
Los Angeles County CA TRAN	4.500%	6/29/07	25,000	25,140
MSR California Public Power Agency Rev.
(San Juan Project) VRDO	3.530%	12/1/06 (1)	5,900	5,900
Manteca CA Redev. Agency Tax Allocation
Rev. VRDO	3.500%	12/1/06 (10)	4,150	4,150
Metro. Water Dist. of Southern California Rev. VRDO	3.470%	12/1/06	25,600	25,600
Metro. Water Dist. of Southern California Rev. VRDO	3.550%	12/1/06	33,500	33,500
Metro. Water Dist. of Southern California Rev. VRDO	3.680%	12/1/06	57,900	57,900
Metro. Water Dist. of Southern California Rev. VRDO	3.230%	12/7/06	19,300	19,300
Metro. Water Dist. of Southern California Rev. VRDO	3.240%	12/7/06	34,600	34,600
Metro. Water Dist. of Southern California Rev. VRDO	3.270%	12/7/06	5,290	5,290
Metro. Water Dist. of Southern California Rev. VRDO	3.270%	12/7/06	21,300	21,299
Metro. Water Dist. of Southern California Rev. VRDO	3.270%	12/7/06	19,000	19,000
Metro. Water Dist. of Southern California Rev. VRDO	3.300%	12/7/06	33,300	33,300
Metro. Water Dist. of Southern California Rev. VRDO	3.300%	12/7/06	3,500	3,500
Metro. Water Dist. of Southern California Rev. VRDO	3.300%	12/7/06	26,400	26,400
Metro. Water Dist. of Southern California Rev. VRDO	3.300%	12/7/06	10,400	10,400
Mission Viejo CA Community Dev. Financing Auth.
(Mission Viejo Mall Improvement) VRDO	3.380%	12/7/06 LOC	28,300	28,300
[1] Modesto CA Irrigation Dist. COP TOB VRDO	3.490%	12/7/06 (2)	2,265	2,265
Mojave CA Water Agency COP	5.450%	9/1/07 (1)(Prere.)	6,150	6,361
Newport Beach CA Rev.
(Hoag Memorial Hosp.) VRDO	3.450%	12/1/06	14,280	14,280
Newport Beach CA Rev.
(Hoag Memorial Hosp.) VRDO	3.450%	12/1/06	4,000	4,000
Newport Beach CA Rev.
(Hoag Memorial Hosp.) VRDO	3.450%	12/1/06	1,730	1,730
Newport Beach CA Rev.
(Hoag Memorial Hosp.) VRDO	3.400%	12/7/06	25,000	25,000
Newport Beach CA Rev.
(Hoag Memorial Hosp.) VRDO	3.400%	12/7/06	10,200	10,200
Northern California Power Agency
( Hydroelectric Project) VRDO	3.380%	12/7/06 (1)	34,250	34,250
[1] Oakland CA Joint Powers Financing Auth.
Lease Rev. TOB VRDO	3.490%	12/7/06 (2)	6,680	6,680
[1] Oakland CA Sewer Rev. TOB VRDO	3.480%	12/7/06 (4)	2,440	2,440
Oceanside CA Multifamily Housing Rev.
(Lakeridge Apartments) VRDO	3.380%	12/7/06 LOC	36,940	36,940
Orange County CA Apartment Dev. Rev. VRDO	3.370%	12/1/06 LOC	58,200	58,200
Orange County CA Sanitation Dist. COP VRDO	3.370%	12/1/06	18,000	18,000
Orange County CA Sanitation Dist. COP VRDO	3.520%	12/1/06	82,050	82,050
Orange County CA Sanitation Dist. COP VRDO	3.300%	12/7/06 (2)	33,940	33,940
Orange County CA Water Dist. COP VRDO	3.300%	12/7/06	25,000	25,000
Otay CA Water Dist. (Capital Project) COP VRDO	3.380%	12/7/06 LOC	9,700	9,700
Pasadena CA COP
(City Hall & Park Improvement Project) VRDO	3.330%	12/7/06 (2)	38,000	38,000
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.) VRDO	3.500%	12/1/06 (2)	24,400	24,400
Port of Oakland CA CP	3.500%	12/1/06 LOC	24,000	24,000
Port of Oakland CA CP	3.460%	12/18/06 LOC	35,000	35,000
[1] Port of Oakland CA Rev. TOB VRDO	3.480%	12/7/06 (3)	5,755	5,755
[1] Port of Oakland CA Rev. TOB VRDO	3.500%	12/7/06 (3)	4,730	4,730
[1] Port of Oakland CA Rev. TOB VRDO	3.500%	12/7/06 (3)	2,755	2,755
[1] Port of Oakland CA Rev. TOB VRDO	3.500%	12/7/06 (3)	2,605	2,605

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Port of Oakland CA Rev. TOB VRDO	3.500%	12/7/06 (3)	6,920	6,920
[1] Port of Oakland CA Rev. TOB VRDO	3.510%	12/7/06 (3)	3,803	3,803
[1] Port of Oakland CA Rev. TOB VRDO	3.520%	12/7/06 (3)	5,395	5,395
[1] Port of Oakland CA Rev. TOB VRDO	3.520%	12/7/06 (3)	2,630	2,630
[1] Port of Oakland CA Rev. TOB VRDO	3.520%	12/7/06 (3)	5,215	5,215
[1] Rancho Santiago CA Community College Dist.
TOB VRDO	3.500%	12/7/06 (4)	18,000	18,000
[1] Riverside California Community College Dist.
TOB VRDO	3.480%	12/7/06 (4)	5,460	5,460
[1] Riverside County CA (Election 2003) TOB VRDO	3.490%	12/7/06 (10)	5,205	5,205
[1] Sacramento CA Housing Auth. Multifamily Rev.
TOB VRDO	3.500%	12/7/06 LOC	9,435	9,435
[1] Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	3.480%	12/7/06 (1)	2,090	2,090
[1] Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	3.490%	12/7/06 (3)	15,925	15,925
Sacramento County CA
(Administration Center & Courthouse) VRDO	3.360%	12/7/06 LOC	28,520	28,520
[1] Sacramento County CA Sanitation Dist.
Financing Auth. TOB VRDO	3.480%	12/7/06 (1)	15,500	15,500
[1] Sacramento County CA Sanitation Dist.
Financing Auth. TOB VRDO	3.490%	12/7/06 (2)	6,435	6,435
[1] Sacramento County CA Sanitation Dist.
Financing Auth. TOB VRDO	3.490%	12/7/06 (2)	7,530	7,530
Sacramento County CA TRAN	4.500%	7/17/07	70,000	70,361
[1] San Diego CA Community College Dist.
GO TOB VRDO	3.490%	12/7/06 (4)	10,350	10,350
[1] San Diego CA Community College Dist.
GO TOB VRDO	3.490%	12/7/06 (4)	37,985	37,985
San Diego CA County & School Dist. TRAN	4.500%	7/27/07	75,000	75,370
San Diego CA Housing Auth. Multifamily
Housing Rev. (Canyon Rim Apartments) VRDO	3.500%	12/7/06 LOC	32,440	32,440
[1] San Diego CA USD TOB VRDO	3.480%	12/7/06 (4)	8,110	8,110
[1] San Diego CA USD TOB VRDO	3.480%	12/7/06 (3)	2,460	2,460
[1] San Diego CA USD TOB VRDO	3.480%	12/7/06 (4)	8,540	8,540
[1] San Diego CA USD TOB VRDO	3.490%	12/7/06 (3)	3,135	3,135
[1] San Diego CA USD TOB VRDO	3.490%	12/7/06 (3)	5,635	5,635
San Diego CA USD TRAN	4.500%	7/24/07	50,000	50,250
[1] San Diego County CA COP TOB VRDO	3.480%	12/7/06 (2)	6,255	6,255
San Diego County CA Water Auth. CP	3.600%	12/14/06	5,000	5,000
San Diego County CA Water Auth. CP	3.560%	1/5/07	4,000	4,000
San Diego County CA Water Auth. CP	3.500%	2/8/07	10,000	10,000
San Diego County CA Water Auth. CP	3.450%	2/9/07	7,000	7,000
San Diego County CA Water Auth. CP	3.500%	3/8/07	11,000	11,000
San Diego County CA Water Auth. CP	3.500%	5/9/07	20,000	20,000
[1] San Diego County CA Water Auth. Rev.
COP TOB VRDO	3.490%	12/7/06 (4)	8,270	8,270
[1] San Francisco CA Bay Area Rapid Transit Dist.
Sales Tax Rev. TOB VRDO	3.490%	12/7/06 (3)	2,745	2,745
San Francisco CA City & County
(Laguna Honda Hosp.) VRDO	3.270%	12/7/06 (1)	6,000	6,000
San Francisco CA City & County Finance Corp.
Lease Rev. (Moscone Center Expansion) VRDO	3.270%	12/7/06 (2)	44,900	44,900
San Francisco CA City & County International
Airport Rev. VRDO	3.380%	12/7/06 (10)	60,900	60,900
San Francisco CA City & County International
Airport Rev. VRDO	3.400%	12/7/06 (10)	39,000	39,000

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County International
Airport Rev. VRDO	3.420%	12/7/06 (10)	64,100	64,100
San Francisco CA City & County International
Airport Rev. VRDO	3.420%	12/7/06 (10)	10,700	10,700
San Francisco CA City & County International
Airport Rev. VRDO	3.430%	12/7/06 (10)	33,200	33,200
San Francisco CA City & County International
Airport Rev. VRDO	3.450%	12/7/06 (10)	20,000	20,000
[1] San Francisco CA City & County Public Util.
TOB VRDO	3.500%	12/7/06 (1)	8,580	8,580
[1] San Francisco CA City & County TOB VRDO	3.490%	12/7/06 (4)	4,340	4,340
[1] San Francisco CA City & County USD TOB VRDO	3.480%	12/7/06 (4)	2,755	2,755
[1] San Francisco CA City & County USD TOB VRDO	3.480%	12/7/06 (4)	2,645	2,645
San Francisco County CA Transp. Auth. CP	3.500%	1/11/07	10,250	10,250
San Francisco County CA Transp. Auth. CP	3.500%	4/10/07	10,000	10,000
San Jose CA Financing Auth. Lease Rev. VRDO	3.420%	12/7/06 (10)	12,700	12,700
[1] San Jose CA Redev. Agency TOB VRDO	3.490%	12/7/06 (1)	5,330	5,330
San Jose CA Redev. Agency VRDO	3.410%	12/7/06 LOC	16,100	16,100
San Jose CA Redev. Agency VRDO	3.420%	12/7/06 LOC	9,800	9,800
[1] San Jose CA USD GO TOB VRDO	3.480%	12/7/06 (3)	5,435	5,435
San Jose/Santa Clara CA Clean Water &
Sewer Finance Auth. VRDO	3.300%	12/7/06 (4)	13,200	13,200
San Pablo CA Redev. Agency Tax Allocation Rev.
(10th Township) VRDO	3.500%	12/1/06 (2)	5,000	5,000
[1] San Ramon Valley CA USD GO TOB VRDO	3.490%	12/7/06 (4)	5,175	5,175
[1] San Ramon Valley CA USD GO TOB VRDO	3.490%	12/7/06 (4)	3,365	3,365
Santa Cruz County CA TRAN	4.500%	7/12/07	43,500	43,708
Santa Rosa CA Waste Water Rev. VRDO	3.350%	12/7/06 LOC	14,000	14,000
[1] Solano CA Community College TOB VRDO	3.550%	12/7/06 (3)	17,140	17,140
[1] Southern California Home Financing Auth.
Single Family Mortgage Rev. TOB VRDO	3.540%	12/7/06	62,695	62,695
Southern California Home Financing Auth.
Single Family Mortgage Rev. VRDO	3.410%	12/7/06	19,000	19,000
Southern California Public Power Auth. Rev.
(Transmission Project) VRDO	3.280%	12/7/06 (4)	55,150	55,150
Southern California Public Power Auth. Rev.
(Transmission Project) VRDO	3.280%	12/7/06 (4)	6,595	6,595
Southern California Public Power Auth. Rev.
(Transmission Project) VRDO	3.300%	12/7/06 (4)	13,165	13,165
Southern California Public Power Auth. Rev.
(Transmission Project) VRDO	3.310%	12/7/06 (2)LOC	28,000	28,000
Univ. of California Regents CP	3.530%	12/7/06	25,000	25,000
Univ. of California Regents CP	3.430%	12/8/06	29,700	29,700
Univ. of California Regents CP	3.550%	12/11/06	23,900	23,900
Univ. of California Regents CP	3.490%	2/7/07	25,000	25,000
[1] Univ. of California Rev. TOB VRDO	3.390%	12/7/06 (4)	7,000	7,000
[1] Univ. of California Rev. TOB VRDO	3.480%	12/7/06 (3)	3,015	3,015
[1] Univ. of California Rev. TOB VRDO	3.480%	12/7/06 (4)	6,470	6,470
[1] Univ. of California Rev. TOB VRDO	3.480%	12/7/06 (2)	11,640	11,640
[1] Univ. of California Rev. TOB VRDO	3.480%	12/7/06 (4)	2,610	2,610
[1] Univ. of California Rev. TOB VRDO	3.490%	12/7/06 (2)	2,450	2,450
[1] Univ. of California Rev. TOB VRDO	3.490%	12/7/06 (4)	20,000	20,000
[1] West Contra Costa CA USD TOB VRDO	3.550%	12/7/06 (3)	10,210	10,210
[1] Yosemite CA Community College Dist. TOB VRDO	3.490%	12/7/06 (3)	17,520	17,520

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Outside California:
[1] Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.470%	12/7/06 (3)(4)	7,950	7,950
[1] Puerto Rico GO TOB VRDO	3.450%	12/7/06 (1)	24,995	24,995
[1] Puerto Rico GO TOB VRDO	3.450%	12/7/06 (4)	16,680	16,680
[1] Puerto Rico GO TOB VRDO	3.480%	12/7/06 (3)	14,655	14,655
Puerto Rico Govt. Dev. Bank VRDO	3.290%	12/7/06 (1)	5,200	5,200
Puerto Rico Highway & Transp. Auth. Rev. VRDO	3.300%	12/7/06 (2)	16,900	16,900
Total Municipal Bonds (Cost $7,261,502)				7,261,502
Other Assets and Liabilities (–0.6%)
Other Assets—Note B				73,083
Liabilities				(114,682)
				(41,599)
Net Assets (100%)
Applicable to 7,219,625,983 outstanding $.001par value shares
of beneficial interest (unlimited authorization)				7,219,903
Net Asset Value Per Share				$1.00

At November 30, 2006, net assets consisted of:

	Amount	Per
	($000)	Share
Paid-in Capital	7,219,903	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Gains	—	—
Unrealized Appreciation	—	—
Net Assets	7,219,903	$1.00

•	See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, the aggregate value of these securities was $1,553,922,000, representing 21.5% of net assets.

2 Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of November 30, 2006.

California Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Tax-Exempt Money Market Fund

Statement of Operations

Year Ended
November 30, 2006
($000)
Investment Income
Income
Interest	221,894
Total Income	221,894
Expenses
The Vanguard Group—Note B
Investment Advisory Services	567
Management and Administrative	6,141
Marketing and Distribution	1,746
Custodian Fees	12
Auditing Fees	18
Shareholders’ Reports	42
Trustees’ Fees and Expenses	6
Total Expenses	8,532
Net Investment Income	213,362
Realized Net Gain (Loss) on Investment Securities Sold	282
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	213,644

California Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	213,362	121,386
Realized Net Gain (Loss)	282	(115)
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	213,644	121,271
Distributions
Net Investment Income	(213,362)	(121,386)
Realized Capital Gain	—	—
Total Distributions	(213,362)	(121,386)
Capital Share Transactions (at $1.00)
Issued	6,480,717	6,043,992
Issued in Lieu of Cash Distributions	201,576	114,342
Redeemed	(5,625,057)	(4,753,616)
Net Increase (Decrease) from Capital Share Transactions	1,057,236	1,404,718
Total Increase (Decrease)	1,057,518	1,404,603
Net Assets
Beginning of Period	6,162,385	4,757,782
End of Period	7,219,903	6,162,385

California Tax-Exempt Money Market Fund

Financial Highlights

			Year Ended November 30,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.032	.021	.010	.009	.013
Net Realized and Unrealized
Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.032	.021	.010	.009	.013
Distributions
Dividends from Net Investment Income	(.032)	(.021)	(.010)	(.009)	(.013)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.032)	(.021)	(.010)	(.009)	(.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	3.24%	2.17%	1.05%	0.91%	1.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,220	$6,162	$4,758	$3,967	$3,594
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	3.20%	2.17%	1.06%	0.90%	1.32%

See accompanying Notes, which are an integral part of the Financial Statements.

California Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard California Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of California.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2006, the fund had contributed capital of $718,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.72% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning December 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

California Intermediate-Term Tax-Exempt Fund

Fund Profile

As of November 30, 2006

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	584	4,100	38,849
Yield		—	—
Investor Shares	3.7%
Admiral Shares	3.7%
Yield to Maturity	3.8%[3]	3.6%	3.8%
Average Coupon	5.1%	5.1%	5.0%
Average Effective Maturity	6.3 years	6.9 years	13.3 years
Average Quality	AA+	AAA	AA+
Average Duration	5.0 years	5.1 years	5.1 years
Expense Ratio		—	—
Investor Shares	0.16%
Admiral Shares	0.09%
Short-Term Reserves	0%	—	—

Distribution by Maturity (% of portfolio)

Under 1 Year	10%
1–5 Years	31
5–10 Years	47
10–20 Years	12

Volatility Measures[4]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.98	0.96
Beta	0.93	0.95

Distribution by Credit Quality (% of portfolio)

AAA	76%
AA	6
A	14
BBB	4

Investment Focus

1 Lehman 7 Year Municipal Bond Index.

2 Lehman Municipal Bond Index.

3 Before Expenses.

4 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 81.

California Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 1996–November 30, 2006

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended November 30, 2006			of a $10,000
	One Year	Five Years	Ten Years	Investment
California Intermediate-Term
Tax-Exempt Fund Investor Shares	5.40%	4.30%	5.04%	$16,346
Lehman Municipal Bond Index	6.12	5.40	5.75	17,487
Lehman 7 Year Municipal Bond Index	5.09	4.81	5.23	16,654
Average California Intermediate-Term
Municipal Debt Fund[1]	4.78	3.68	4.40	15,378

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[2]	Investment
California Intermediate-Term
Tax-Exempt Fund Admiral Shares	5.48%	4.37%	3.93%	$121,478
Lehman Municipal Bond Index	6.12	5.40	5.04	128,154
Lehman 7 Year Municipal Bond Index	5.09	4.81	4.40	124,302

1 Derived from data provided by Lipper Inc.

2 Returns since inception on November 12, 2001.

California Intermediate-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): November 30, 1996–November 30, 2006
			Investor Shares	Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1997	1.0%	4.9%	5.9%	6.0%
1998	2.7	4.8	7.5	7.3
1999	–4.1	4.4	0.3	0.5
2000	3.0	5.0	8.0	6.6
2001	2.8	4.6	7.4	8.1
2002	1.5	4.4	5.9	7.0
2003	1.7	4.1	5.8	7.0
2004	–1.5	3.9	2.4	2.9
2005	–1.8	3.9	2.1	2.2
2006	1.3	4.1	5.4	5.1

Average Annual Total Returns: Periods Ended September 30, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	3/4/1994	3.98%	4.05%	0.78%	4.43%	5.21%
Admiral Shares	11/12/2001	4.05	3.81[2]	—	—	—

1 Lehman 7 Year Municipal Bond Index.

2 Return since inception.

Note: See Financial Highlights tables on pages 51 and 52 for dividend and capital gains information.

California Intermediate-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets

As of November 30, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (101.4%)
ABAG Finance Auth. for Non-Profit Corp.
California (Children’s Hosp. Medical Center) COP	6.000%	12/1/15 (2)	9,180	9,906
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/14 (1)	10,150	10,675
Alameda County CA (Medical Center) COP	5.250%	6/1/08 (1)(ETM)	1,965	2,018
Alameda County CA (Medical Center) COP	5.250%	6/1/09 (1)(ETM)	2,910	3,015
Alameda County CA (Medical Center) COP	5.250%	6/1/12 (1)(ETM)	1,595	1,651
Alameda County CA (Medical Center) COP	5.250%	6/1/13 (1)(ETM)	1,785	1,847
Alameda County CA (Medical Center) COP	5.375%	6/1/14 (1)(ETM)	1,880	1,949
Alameda County CA (Medical Center) COP	5.375%	6/1/15 (1)(ETM)	3,960	4,105
Alameda County CA COP	5.375%	12/1/10 (1)	2,000	2,140
Alameda County CA COP	5.375%	12/1/12 (1)	11,000	12,037
Alameda County CA COP	5.375%	12/1/13 (1)	13,930	15,242
Alameda County CA COP	5.375%	12/1/14 (1)	4,790	5,241
Alameda County CA COP	5.375%	12/1/15 (1)	1,500	1,636
Anaheim CA Public Finance Auth.
Electric System Rev.	5.250%	10/1/14 (4)	2,330	2,542
Anaheim CA Public Finance Auth.
Electric System Rev.	5.000%	10/1/15 (4)	4,010	4,303
Anaheim CA Public Finance Auth.
Electric System Rev.	5.000%	10/1/16 (1)	1,915	2,080
Anaheim CA Public Finance Auth.
Electric System Rev.	5.000%	10/1/16 (4)	5,000	5,355
Anaheim CA Public Finance Auth.
Electric System Rev.	5.250%	10/1/17 (4)	2,750	2,988
Anaheim CA Union High School Dist. GO	5.375%	8/1/12 (4)(Prere.)	1,000	1,099
Anaheim CA Union High School Dist. GO	5.375%	8/1/12 (4)(Prere.)	2,235	2,456
Anaheim CA Union High School Dist. GO	5.375%	8/1/12 (4)(Prere.)	1,250	1,374
Antioch CA Public Finance Auth. Reassessment Rev.	5.000%	9/2/13 (2)	10,030	10,241
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/22	11,825	12,882
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/26	15,500	16,760
Burbank CA Public Finance Auth.	5.250%	12/1/12 (2)	3,540	3,875
Burbank CA Public Finance Auth.	5.250%	12/1/13 (2)	4,615	5,110
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/11 (3)	2,465	2,078
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/12 (3)	2,525	2,047
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/13 (3)	2,590	2,018
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/14 (3)	2,655	1,983
California County CA Tobacco Securitization Agency	0.000%	6/1/21	15,000	13,124

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Dept. of Transp. Rev. Federal Highway
Grant Anticipation Bonds	5.000%	2/1/08 (2)	13,500	13,742
California Dept. of Veteran Affairs Rev.	4.950%	12/1/12	2,375	2,477
California Dept. of Veteran Affairs Rev.	5.050%	12/1/13	4,030	4,218
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.000%	12/1/12 (3)	3,640	3,944
California Educ. Fac. Auth. Rev.
(College of Arts & Crafts)	6.875%	6/1/14	360	421
California Educ. Fac. Auth. Rev.
(College of Arts & Crafts)	6.875%	6/1/15	380	449
California Educ. Fac. Auth. Rev.
(College of Arts & Crafts)	6.875%	6/1/16	400	478
California Educ. Fac. Auth. Rev.
(Univ. of Southern California)	5.600%	10/1/09	2,680	2,777
California GO	6.500%	2/1/08	1,120	1,158
California GO	5.750%	12/1/09 (3)	11,765	12,534
California GO	5.750%	2/1/11 (3)	6,500	7,070
California GO	5.000%	6/1/12	16,280	17,451
California GO	5.400%	12/1/14 (1)	2,780	2,872
California GO	5.375%	4/1/15	7,095	7,672
California GO	5.250%	2/1/18 (1)	5,000	5,689
California GO	5.000%	9/1/18	34,300	37,460
California GO	5.000%	8/1/19	30,000	32,393
California GO	5.000%	9/1/19	35,100	38,185
California GO	5.000%	3/1/20	55,385	59,482
California GO	5.000%	6/1/22	13,260	14,198
California GO	5.000%	8/1/23 (4)	32,120	34,646
California GO	5.000%	9/1/23	12,120	13,060
California GO VRDO	3.500%	12/1/06 LOC	17,365	17,365
California GO VRDO	3.520%	12/1/06 LOC	12,050	12,050
California Health Fac. Finance Auth. Rev.
(Adventist Health System)	5.000%	3/1/16	2,170	2,291
California Health Fac. Finance Auth. Rev.
(Adventist Health System)	5.000%	3/1/19	1,025	1,074
California Health Fac. Finance Auth. Rev.
(California-Nevada Methodist)	5.000%	7/1/26	1,740	1,852
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	85	88
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	95	98
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	75	77
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	95	98
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	1,060	1,093
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	1,170	1,207
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	1,075	1,109
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	105	108
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	905	934

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/07 (1)(Prere.)	975	1,006
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/08 (1)	2,230	2,298
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/09 (1)	2,425	2,498
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.875%	7/1/09 (2)	615	622
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/10 (1)	2,080	2,142
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.750%	7/1/10 (1)	5,495	5,614
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/11 (1)	2,675	2,755
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/12 (1)	2,465	2,539
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/14	4,000	4,288
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/16	2,000	2,150
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/17	4,585	4,904
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	6/1/09 (4)(ETM)	6,290	6,565
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	0.000%	10/1/09 (1)	7,140	6,455
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	10/1/09 (2)(ETM)	10,525	10,965
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	6/1/10 (4)(ETM)	5,310	5,546
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	6/1/11 (4)(ETM)	7,250	7,572
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	10/1/16 (ETM)	5,000	5,201
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/14 (2)	2,280	2,474
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/15 (2)	2,245	2,427
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/16 (2)	2,515	2,720
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/17 (2)	2,630	2,829
California Health Fac. Finance Auth. Rev.
(Pomona Valley Hosp.)	5.500%	7/1/10 (1)	3,570	3,677
California Health Fac. Finance Auth. Rev.
(Sisters of Providence)	6.000%	10/1/09 (2)	4,490	4,792
California Health Fac. Finance Auth. Rev.
(Stanford Hosp.)	5.000%	11/15/14	2,715	2,904
California Health Fac. Finance Auth. Rev.
(Stanford Hosp.)	5.000%	11/15/15	3,000	3,200
California Health Fac. Finance Auth. Rev.
(Stanford Hosp.)	5.000%	11/15/16	6,275	6,689
California Health Fac. Finance Auth. Rev.
(Summit Medical Center)	5.250%	5/1/09 (4)	3,500	3,557
California Health Fac. Finance Auth. Rev.
(Summit Medical Center)	5.250%	5/1/11 (4)	1,700	1,728

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.500%	8/15/12 (4)	3,000	3,096
California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.500%	8/15/12 (4)	5,410	5,583
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum)	5.500%	6/1/10 (1)(Prere.)	1,300	1,401
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum)	5.500%	6/1/10 (1)(Prere.)	2,935	3,163
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum)	5.500%	6/1/10 (1)(Prere.)	2,245	2,419
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/18 (3)	1,785	1,965
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/19 (3)	1,040	1,139
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/21 (3)	1,145	1,247
California Infrastructure & Econ. Dev. Bank Rev.
(Clean Water State Revolving Fund)	5.000%	10/1/14	2,500	2,700
California Infrastructure & Econ. Dev. Bank Rev.
(Clean Water State Revolving Fund)	5.000%	10/1/15	3,500	3,773
California Infrastructure & Econ. Dev. Bank Rev.
(Clean Water State Revolving Fund)	5.000%	10/1/16	4,500	4,843
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/10	1,325	1,383
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/11	1,275	1,343
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/12	2,950	3,125
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/13	2,350	2,487
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/14	2,250	2,424
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/15	2,430	2,614
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/16	3,620	3,890
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/17	3,820	4,098
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) PUT	3.900%	12/1/11	9,000	9,151
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) PUT	4.000%	12/1/11	19,210	19,410
California Infrastructure & Econ. Dev. Bank Rev.
(Workers’ Compensation)	5.250%	10/1/13 (2)	18,000	19,917
California PCR Financing Auth. Rev.
(San Diego Gas & Electric)	5.900%	6/1/14 (1)	17,135	19,745
California PCR Financing Auth. Solid Waste
Disposal Rev. (Republic Services) PUT	5.250%	12/1/17	5,000	5,395
California PCR Financing Auth. Solid Waste
Disposal Rev. (Republic Services) PUT	5.250%	12/1/17	5,000	5,395
California Public Works Board Lease Rev.
(Butterfield)	5.000%	6/1/20	3,895	4,182
California Public Works Board Lease Rev.
(California State Univ.)	5.300%	10/1/15 (2)	6,655	6,880
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/07	3,600	3,626

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/08	7,085	7,238
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/09	9,000	9,321
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/10	4,000	4,196
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/11	3,500	3,715
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/12	5,000	5,357
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	12/1/12 (1)	10,625	11,499
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.375%	11/1/14 (1)	4,400	4,490
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	1/1/18 (2)	27,790	30,465
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.500%	6/1/21	10,000	11,089
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.500%	6/1/22	10,000	11,076
California Public Works Board Lease Rev.
(Dept. of Mental Health)	5.500%	6/1/17	8,000	8,948
California Public Works Board Lease Rev.
(Dept. of Mental Health)	5.500%	6/1/18	5,000	5,591
California Public Works Board Lease Rev.
(Secretary of State)	6.500%	12/1/08 (2)	5,000	5,287
California Public Works Board Lease Rev.
(Univ. of California)	5.500%	9/1/09 (2)	4,015	4,154
California Public Works Board Lease Rev.
(Univ. of California)	5.375%	10/1/16 (1)	4,750	4,907
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/09	10,000	10,448
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/10	3,500	3,716
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/11	7,000	7,539
California State Dept. of Water Resources
Power Supply Rev.	5.250%	5/1/12 (1)	10,000	10,862
California State Dept. of Water Resources
Power Supply Rev.	5.375%	5/1/12 (10)(Prere.)	9,000	9,929
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/13 (2)	16,985	18,780
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/14	12,500	14,061
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.470%	12/1/06 LOC	10,300	10,300
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.550%	12/1/06 LOC	14,600	14,600
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.550%	12/1/06 LOC	9,000	9,000
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.550%	12/1/06 LOC	6,685	6,685
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.680%	12/1/06 LOC	9,500	9,500
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.680%	12/1/06 LOC	4,600	4,600

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California State Econ. Recovery Bonds	5.000%	7/1/09	22,000	22,831
California State Econ. Recovery Bonds	5.250%	7/1/13	13,180	14,518
California State Econ. Recovery Bonds	5.000%	7/1/17 (3)	28,000	29,800
California State Econ. Recovery Bonds PUT	5.000%	7/1/07	10,000	10,091
California State Econ. Recovery Bonds VRDO	3.470%	12/1/06 LOC	16,255	16,255
California State Econ. Recovery Bonds VRDO	3.520%	12/1/06 LOC	5,800	5,800
California State Econ. Recovery Bonds VRDO	3.680%	12/1/06	6,500	6,500
California State Univ. Rev. Systemwide	5.375%	11/1/14 (3)	5,390	5,958
California State Univ. Rev. Systemwide	5.000%	11/1/22 (2)	21,090	22,819
California Statewide Communities Dev. Auth. PCR
(Southern California Edison) PUT	4.250%	11/1/16 (3)	25,000	25,985
California Statewide Communities Dev. Auth. PCR
(Southern California Edison) PUT	4.250%	11/1/16 (3)	15,000	15,654
California Statewide Community Dev. Auth.
Multifamily Rev. (Archstone/Seascape) PUT	5.250%	6/1/08	2,000	2,034
California Statewide Community Dev. Auth. Rev.
(Adventist Health)	5.000%	3/1/25	14,975	15,770
California Statewide Community Dev. Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/09 (ETM)	695	718
California Statewide Community Dev. Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/09	770	789
California Statewide Community Dev. Auth. Rev.
(Children’s Hosp. of Los Angeles) COP	6.000%	6/1/08 (1)	1,000	1,036
California Statewide Community Dev. Auth. Rev.
(Children’s Hosp. of Los Angeles) COP	6.000%	6/1/11 (1)	2,365	2,607
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/11	2,280	2,408
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/12	1,500	1,599
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/13	1,250	1,341
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.000%	7/1/22	5,155	5,400
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/24	5,000	5,342
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/25	2,475	2,642
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	4.900%	5/15/08	1,440	1,468
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.250%	5/15/13	5,545	5,736
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	3.450%	5/1/11	8,750	8,624
California Statewide Community Dev. Auth. Rev.
(Los Angeles Orthopedic Hosp. Foundation)	5.125%	6/1/13 (2)	1,530	1,556
California Statewide Community Dev. Auth. Rev.
(Los Angeles Orthopedic Hosp. Foundation)	5.250%	6/1/14 (2)	1,610	1,638
California Statewide Community Dev. Auth. Rev.
(Memorial Health Services)	6.000%	10/1/13	6,920	7,783
California Statewide Community Dev. Auth. Rev.
(Memorial Health Services)	6.000%	10/1/14	5,335	5,982
California Statewide Community Dev. Auth. Rev.
(Memorial Health Services)	6.000%	10/1/15	7,780	8,728
California Statewide Community Dev. Auth. Rev.
(Republic Services Inc.)	4.950%	12/1/12	11,500	12,109

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Community Dev. Auth. Rev.
(Sherman Oaks Foundation)	5.500%	8/1/15 (2)	4,685	5,267
California Veterans GO	4.850%	12/1/11	1,750	1,817
California Veterans GO	5.400%	12/1/14	4,445	4,574
Chino Basin CA Regional Financing Auth. Rev.
(Muni. Water Dist. Sewer System)	6.500%	8/1/10 (2)	3,095	3,407
Clovis CA USD GO	0.000%	8/1/07 (3)(ETM)	15,000	14,657
Clovis CA USD GO	0.000%	8/1/08 (3)(ETM)	14,265	13,458
Clovis CA USD GO	0.000%	8/1/12 (3)	4,715	3,822
Clovis CA USD GO	0.000%	8/1/18 (3)	3,645	2,262
Clovis CA USD GO	0.000%	8/1/25 (3)	11,630	5,237
Compton CA USD GO	5.250%	9/1/13 (1)(Prere.)	1,460	1,616
Compton CA USD GO	5.250%	9/1/13 (1)(Prere.)	1,645	1,821
Compton CA USD GO	5.250%	9/1/13 (1)(Prere.)	1,295	1,433
Contra Costa CA (Merrithew Memorial Hosp.) COP	6.000%	11/1/07 (1)	2,000	2,044
Culver City CA Redev. Financing Auth.	5.375%	11/1/16 (4)	3,260	3,480
Fontana CA Public Finance Auth. Subordinate Lien
Tax Allocation Rev. Bonds	5.000%	10/1/21 (2)	2,145	2,323
Fontana CA Public Finance Auth. Subordinate Lien
Tax Allocation Rev. Bonds	5.000%	10/1/23 (2)	2,875	3,096
Fontana CA Public Finance Auth. Subordinate Lien
Tax Allocation Rev. Bonds	5.000%	10/1/24 (2)	3,475	3,734
Fontana CA Public Finance Auth. Subordinate Lien
Tax Allocation Rev. Bonds	5.000%	10/1/26 (2)	4,480	4,800
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/10 (Prere.)	1,150	1,262
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/10 (Prere.)	1,235	1,356
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/11	1,330	1,456
[1] Foothill/Eastern Corridor Agency
California Toll Road Rev.	5.250%	1/15/13 (1)	5,000	5,294
[1] Foothill/Eastern Corridor Agency
California Toll Road Rev.	5.375%	1/15/15 (1)	5,000	5,315
Fremont CA Union High School Dist. GO	5.000%	9/1/19 (3)	6,000	6,561
Fremont CA Union High School Dist. GO	5.000%	9/1/20 (3)	2,500	2,727
Fremont CA Union High School Dist. GO	5.000%	9/1/21 (3)	5,000	5,439
Fremont CA Union High School Dist. GO	5.000%	9/1/22 (3)	5,000	5,424
Fremont CA Union High School Dist. GO	5.000%	9/1/23 (3)	1,970	2,132
Fresno CA Airport Rev.	6.000%	7/1/13 (4)	2,975	3,212
Fresno CA Airport Rev.	6.000%	7/1/15 (4)	2,290	2,487
Glendale CA School Dist. GO	5.750%	9/1/17 (3)	3,790	3,926
Imperial Irrigation Dist. of California
(Electric System) COP	5.200%	11/1/09 (1)	6,940	7,205
Intermodal Container Transfer Fac. Joint Power
Auth. California Rev.	5.000%	11/1/10 (2)	1,470	1,551
Intermodal Container Transfer Fac. Joint Power
Auth. California Rev.	5.000%	11/1/11 (2)	1,665	1,777
Intermodal Container Transfer Fac. Joint Power
Auth. California Rev.	5.125%	11/1/12 (2)	2,540	2,757
Intermodal Container Transfer Fac. Joint Power
Auth. California Rev.	5.125%	11/1/13 (2)	1,870	2,052
Irvine CA Public Fac. & Infrastructure
Auth. Assessment Rev.	4.600%	9/2/15 (2)	2,925	3,019
Irvine CA Public Fac. & Infrastructure
Auth. Assessment Rev.	4.700%	9/2/16 (2)	3,045	3,143
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/25 (2)	8,645	9,264
Kings River Conservation Dist. California COP	5.000%	5/1/12	2,715	2,853
Kings River Conservation Dist. California COP	5.000%	5/1/13	2,315	2,447

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kings River Conservation Dist. California COP	5.000%	5/1/14	3,500	3,714
Kings River Conservation Dist. California COP	5.000%	5/1/15	4,345	4,628
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,040	1,143
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,200	1,319
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,380	1,516
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/18	8,665	9,161
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/09 (2)	3,735	3,994
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/10 (2)	3,860	4,211
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/17 (2)	3,670	4,262
Long Beach CA Finance Auth. Lease Rev.
(Aquarium of the South Pacific)	5.500%	11/1/14 (2)	3,435	3,741
Long Beach CA Finance Auth. Lease Rev.
(Rainbow Harbor)	5.250%	5/1/09 (2)(Prere.)	2,035	2,141
Long Beach CA Harbor Rev.	6.000%	5/15/09 (3)	2,770	2,926
Long Beach CA Harbor Rev.	6.000%	5/15/10 (3)	3,200	3,444
Long Beach CA Harbor Rev.	6.000%	5/15/11 (3)	1,000	1,096
Long Beach CA Harbor Rev.	5.750%	5/15/12	10,050	10,839
Long Beach CA Harbor Rev.	6.000%	5/15/13 (3)	6,700	7,562
Long Beach CA Harbor Rev.	6.000%	5/15/14 (3)	7,405	8,471
Los Angeles CA COP	5.000%	4/1/14 (2)	1,435	1,538
Los Angeles CA COP	5.000%	4/1/15 (2)	1,560	1,664
Los Angeles CA COP	5.000%	4/1/16 (2)	1,725	1,835
Los Angeles CA COP	5.000%	4/1/18 (2)	1,950	2,065
Los Angeles CA Community College Dist. GO	5.500%	8/1/11 (1)(Prere.)	6,250	6,804
Los Angeles CA Community College Dist. GO	5.000%	8/1/18 (4)	12,355	13,559
Los Angeles CA Community College Dist. GO	5.000%	8/1/21 (4)	15,000	16,307
Los Angeles CA Convention & Exhibit Center Auth.
Lease Rev.	6.000%	8/15/10 (1)	10,975	11,924
Los Angeles CA Convention & Exhibit Center Auth.
Lease Rev.	6.125%	8/15/11 (1)	1,300	1,446
Los Angeles CA Dept. of Airports International
Airport Rev.	5.000%	5/15/11 (1)	13,255	14,086
Los Angeles CA Dept. of Airports International
Airport Rev.	5.000%	5/15/13 (1)	10,500	11,410
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/09	5,650	5,858
Los Angeles CA Dept. of Water & Power Rev.	5.125%	10/15/13 (1)(ETM)	3,500	3,633
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/15 (1)	4,600	4,934
Los Angeles CA Dept. of Water & Power Rev.	5.000%	10/15/15 (1)(ETM)	10,000	10,360
Los Angeles CA Dept. of Water & Power Rev.	5.000%	10/15/17 (1)(ETM)	7,600	7,861
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/19 (4)	17,000	18,146
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/22 (4)	13,530	14,658
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/23 (4)	20,605	22,276
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/24	11,475	11,745
Los Angeles CA Dept. of Water & Power Rev. VRDO	3.510%	12/1/06	3,200	3,200
Los Angeles CA GO	5.250%	9/1/12 (3)	2,000	2,187
Los Angeles CA Harbor Dept. Rev.	5.500%	8/1/10 (2)	2,750	2,927
Los Angeles CA Harbor Dept. Rev.	5.500%	8/1/15 (2)	1,625	1,746
Los Angeles CA Muni. Improvement Corp.
Lease Rev.	5.000%	9/1/12 (3)	7,480	8,056
Los Angeles CA USD GO	5.250%	7/1/09 (1)(Prere.)	5,175	5,459
Los Angeles CA USD GO	5.625%	7/1/09 (1)(Prere.)	5,000	5,320
Los Angeles CA USD GO	5.625%	7/1/09 (1)(Prere.)	5,000	5,320
Los Angeles CA USD GO	5.625%	7/1/09 (1)(Prere.)	6,615	7,039
Los Angeles CA USD GO	5.500%	7/1/10 (3)(Prere.)	9,160	9,804
Los Angeles CA USD GO	5.500%	7/1/11 (1)	16,525	17,965
Los Angeles CA USD GO	5.500%	7/1/12 (1)	5,240	5,784

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA USD GO	6.000%	7/1/12 (3)	1,470	1,658
Los Angeles CA USD GO	6.000%	7/1/13 (3)	3,745	4,298
Los Angeles CA USD GO	6.000%	7/1/14 (3)	1,440	1,677
Los Angeles CA USD GO	5.000%	7/1/16 (3)	2,000	2,228
Los Angeles CA USD GO	5.000%	7/1/16 (4)	3,000	3,264
Los Angeles CA USD GO	5.000%	7/1/17 (4)	5,000	5,404
Los Angeles CA USD GO	5.500%	7/1/17 (3)	10,000	11,574
Los Angeles CA USD GO	5.000%	7/1/18 (3)	5,000	5,531
Los Angeles CA USD GO	5.000%	7/1/18 (2)	4,000	4,425
Los Angeles CA USD GO	5.000%	7/1/19 (3)	5,000	5,416
Los Angeles CA USD GO	5.000%	7/1/19 (3)	7,000	7,708
Los Angeles CA USD GO	5.000%	7/1/20 (2)	14,135	15,522
Los Angeles CA USD GO	5.000%	7/1/21 (2)	15,940	17,451
Los Angeles CA USD GO	5.000%	7/1/22 (2)	16,760	18,292
Los Angeles County CA Capital Asset
Leasing Corp. Rev.	6.000%	12/1/11 (2)	2,360	2,629
Los Angeles County CA Capital Asset
Leasing Corp. Rev.	6.000%	12/1/13 (2)	2,760	3,180
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.250%	7/1/07 (1)(Prere.)	2,530	2,582
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	6.000%	7/1/11 (2)	2,745	3,039
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.250%	7/1/14 (1)	4,470	4,558
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.250%	7/1/14 (4)	14,000	15,136
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.000%	7/1/16 (4)	8,410	9,110
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.000%	7/1/17 (4)	10,000	10,808
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	10/1/07 (1)(Prere.)	6,450	6,596
Los Angeles County CA Public Works
Financing Auth. Rev.	5.125%	9/1/08 (1)	3,555	3,630
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/14 (1)	24,180	26,625
Los Angeles County CA Public Works
Financing Auth. Rev.	5.250%	9/1/15 (1)	1,000	1,021
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	10/1/15 (4)	10,000	11,051
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/15 (1)	8,540	9,448
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	10/1/16 (1)	3,550	3,627
Los Angeles County CA Public Works
Financing Auth. Rev.	5.250%	10/1/16 (4)	4,000	4,529
Los Angeles County CA Public Works
Financing Auth. Rev.	5.250%	10/1/17 (4)	7,000	7,964
Los Angeles County CA Public Works
Financing Auth. Rev.	5.250%	10/1/19 (4)	7,500	8,629
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/19 (1)	4,860	5,305
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/20 (1)	6,155	6,704
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/21 (1)	6,460	7,016

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/22 (1)	6,790	7,352
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/23 (1)	2,175	2,350
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/24 (1)	3,095	3,337
Los Angeles County CA Schools COP	0.000%	8/1/11 (2)(ETM)	1,945	1,637
Los Angeles County CA Schools COP	0.000%	8/1/13 (2)(ETM)	2,010	1,559
MSR California Public Power Agency Rev.
(San Juan Project)	5.000%	7/1/13 (1)	1,500	1,595
MSR California Public Power Agency Rev.
(San Juan Project)	5.375%	7/1/13 (1)	2,500	2,550
MSR California Public Power Agency Rev.
(San Juan Project)	6.750%	7/1/20 (1)(ETM)	2,425	2,914
Metro. Water Dist. of Southern California Rev.	8.000%	7/1/08 (ETM)	2,000	2,139
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/12	21,495	23,174
Metro. Water Dist. of Southern California Rev. VRDO	3.470%	12/1/06	17,600	17,600
Metro. Water Dist. of Southern California Rev. VRDO	3.680%	12/1/06	3,700	3,700
Modesto CA Irrigation Dist. COP	5.000%	7/1/17 (1)	3,165	3,404
Modesto CA Irrigation Dist. COP	5.000%	10/1/21 (2)	2,030	2,218
Modesto CA Irrigation Dist. COP	5.000%	10/1/22 (2)	2,515	2,739
Modesto CA Irrigation Dist. COP	5.000%	10/1/23 (2)	2,645	2,874
Modesto CA Irrigation Dist. Finance Auth. Rev.	5.125%	9/1/15 (2)	4,365	4,523
Mt. Diablo CA USD GO	5.000%	8/1/15 (4)	2,110	2,261
Mt. Diablo CA USD GO	5.000%	8/1/16 (4)	2,210	2,368
Natomas CA USD COP PUT	5.000%	2/1/10 (2)	6,895	7,173
New Haven CA USD GO	12.000%	8/1/12 (4)	3,440	4,918
New Haven CA USD GO	12.000%	8/1/15 (4)	2,905	4,710
Newark CA USD GO	0.000%	8/1/10 (4)	1,000	876
Northern California Power Agency Rev.	5.250%	8/1/15 (2)	2,000	2,085
Oakland CA COP	5.000%	4/1/11 (2)	1,855	1,966
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Convention Center)	5.500%	10/1/12 (2)	3,000	3,316
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Convention Center)	5.500%	10/1/13 (2)	1,500	1,680
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/13 (3)	3,990	4,434
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/15 (3)	3,790	4,199
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/16 (3)	6,210	6,887
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/20 (2)	14,070	15,273
Orange County CA Airport Rev.	5.000%	7/1/11 (4)	3,165	3,367
Orange County CA Airport Rev.	5.000%	7/1/17 (4)	1,725	1,864
Orange County CA Airport Rev.	5.000%	7/1/18 (4)	1,500	1,620
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/14 (1)	1,415	1,533
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/15 (1)	1,485	1,609
Orange County CA Dev. Agency Tax Allocation	5.375%	9/1/16 (1)	1,570	1,706
Orange County CA Local Transp. Auth. Sales Tax Rev.	5.700%	2/15/11 (2)	15,445	16,803
Orange County CA Recovery COP	6.000%	7/1/08 (1)(ETM)	10,980	11,415
Orange County CA Recovery COP	6.000%	6/1/10 (1)(ETM)	3,800	4,124
Orange County CA Sanitation Dist. COP VRDO	3.370%	12/1/06	2,000	2,000
Palo Alto CA USD GO	5.000%	8/1/19 (4)	8,585	9,395
Palo Alto CA USD GO	5.000%	8/1/20 (4)	9,045	9,875
Palo Alto CA USD GO	5.000%	8/1/21 (4)	9,110	9,918
Palomar Pomerado Health System California Rev.	5.375%	11/1/10 (1)	2,670	2,801
Palomar Pomerado Health System California Rev.	5.375%	11/1/12 (1)	7,080	7,417
Pasadena CA Electric Rev.	5.000%	6/1/17 (1)	2,320	2,481

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pasadena CA Electric Rev.	5.000%	6/1/18 (1)	2,535	2,709
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.) VRDO	3.500%	12/1/06 (2)	1,500	1,500
Pomona CA Single Family Mortgage Rev.	7.600%	5/1/23 (ETM)	12,625	16,583
Port of Oakland CA Rev.	5.500%	11/1/09 (3)	1,000	1,052
Port of Oakland CA Rev.	5.500%	11/1/10 (3)	8,805	9,333
Port of Oakland CA Rev.	5.000%	11/1/11 (3)	5,160	5,512
Port of Oakland CA Rev.	5.000%	11/1/12 (3)	2,650	2,862
Port of Oakland CA Rev.	5.000%	11/1/12 (1)	7,020	7,498
Port of Oakland CA Rev.	5.250%	11/1/13 (3)	7,150	7,778
Port of Oakland CA Rev.	5.000%	11/1/14 (1)	8,090	8,610
Port of Oakland CA Rev.	5.250%	11/1/14 (3)	5,000	5,439
Port of Oakland CA Rev.	5.250%	11/1/15 (3)	5,000	5,439
Port of Oakland CA Rev.	5.250%	11/1/16 (3)	6,300	6,853
Rancho CA Water Dist. Finance Auth. Rev.	5.500%	11/1/16 (10)	5,480	6,313
Rancho CA Water Dist. Finance Auth. Rev.	5.500%	11/1/17 (10)	5,855	6,762
Rancho Cucamonga CA Redev. Agency
Tax Allocation (Rancho Redev.)	5.000%	9/1/10 (2)	3,820	4,023
Rancho Cucamonga CA Redev. Agency
Tax Allocation (Rancho Redev.)	5.000%	9/1/15 (2)	2,835	3,098
Rancho Cucamonga CA Redev. Agency
Tax Allocation (Rancho Redev.)	5.000%	9/1/16 (2)	5,100	5,558
Redding CA Electric System COP	5.375%	6/1/14 (2)	1,500	1,514
Redding CA Electric System COP	5.375%	6/1/15 (2)	1,500	1,513
Redding CA Electric System COP	5.375%	6/1/16 (2)	2,080	2,098
Riverside CA Electric Rev.	5.375%	10/1/08 (2)(Prere.)	2,300	2,402
Riverside CA Electric Rev.	5.375%	10/1/13 (2)	3,595	3,747
Riverside County CA Mortgage Rev.	8.350%	6/1/13 (ETM)	6,650	8,387
Roseville CA Water Util. Rev. COP	5.200%	12/1/15 (3)	5,000	5,127
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/11 (1)	4,730	4,892
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/14 (1)	5,500	5,697
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/15 (1)	5,755	5,961
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/17 (1)	4,760	4,906
Sacramento CA Financing Auth. Lease Rev.	5.375%	12/1/12 (4)(Prere.)	4,395	4,853
Sacramento CA Financing Auth. Lease Rev.	5.000%	11/1/14 (1)	4,170	4,468
Sacramento CA Financing Auth. Lease Rev.	5.375%	12/1/14 (4)	1,630	1,794
Sacramento CA Financing Auth. Lease Rev.	5.000%	12/1/19 (3)	12,860	14,049
Sacramento CA Financing Auth. Lease Rev.	5.000%	12/1/20 (3)	13,670	14,900
[2] Sacramento CA Financing Auth. Lease Rev.	5.250%	12/1/24 (2)	12,675	14,674
Sacramento CA Muni. Util. Dist. Rev.	6.250%	8/15/10 (1)	28,000	29,977
Sacramento CA Muni. Util. Dist. Rev.	5.000%	11/15/12 (1)	2,185	2,367
Sacramento CA Muni. Util. Dist. Rev.	5.100%	7/1/13 (2)	2,850	2,931
Sacramento CA Muni. Util. Dist. Rev.	5.250%	8/15/13 (4)	1,000	1,076
Sacramento CA Muni. Util. Dist. Rev.	5.250%	8/15/14 (4)	2,500	2,686
Sacramento CA Muni. Util. Dist. Rev.	5.125%	7/1/15 (1)	8,270	8,507
Sacramento CA Muni. Util. Dist. Rev.	5.250%	7/1/24 (2)	10,000	11,678
Sacramento County CA Airport Rev.	5.000%	7/1/13 (4)	1,005	1,066
Sacramento County CA Airport Rev.	5.250%	7/1/14 (4)	1,060	1,135
Sacramento County CA Airport Rev.	5.250%	7/1/17 (4)	1,230	1,310
Sacramento County CA Public Fac. Finance Corp.
COP (Main Detention Fac.)	5.500%	6/1/10 (1)(ETM)	4,550	4,730
Sacramento County CA Sanitation Dist.
Financing Auth.	6.000%	12/1/13	2,500	2,751
Sacramento County CA Sanitation Dist.
Financing Auth.	6.000%	12/1/15	2,500	2,747

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/17 (3)	1,000	1,109
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/19 (3)	8,000	8,801
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/20 (3)	2,055	2,255
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/21 (3)	6,000	6,565
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/22 (3)	5,495	5,994
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/23 (3)	7,030	7,651
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/25 (3)	5,000	5,417
Sacramento County CA Water Financing Auth.
Rev. Agency Zones	5.000%	6/1/15 (2)	1,235	1,339
Salinas Valley CA Solid Waste Auth. Rev.	5.625%	8/1/14 (2)	1,085	1,182
Salinas Valley CA Solid Waste Auth. Rev.	5.625%	8/1/15 (2)	1,150	1,257
Salinas Valley CA Solid Waste Auth. Rev.	5.625%	8/1/16 (2)	1,215	1,325
Salinas Valley CA Solid Waste Auth. Rev.	5.625%	8/1/17 (2)	1,285	1,398
Salinas Valley CA Solid Waste Auth. Rev.	5.625%	8/1/18 (2)	1,360	1,480
San Bernardino County CA Justice Center and
Airport COP	5.000%	7/1/14 (1)	5,585	6,115
San Bernardino County CA Medical Center COP	5.500%	8/1/07 (1)	5,000	5,065
San Bernardino County CA Medical Center COP	5.500%	8/1/17 (1)	5,250	5,846
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (1)	5,000	5,985
San Diego CA Financing Auth. Lease Rev.	5.250%	4/1/12 (2)	3,000	3,114
San Diego CA Financing Auth. Lease Rev.	5.250%	4/1/14 (2)	5,680	5,905
San Diego CA USD GO	0.000%	7/1/09 (3)	6,270	5,717
San Diego CA USD GO	0.000%	7/1/14 (3)	3,400	2,548
San Diego CA USD GO	5.000%	7/1/15 (4)(Prere.)	9,200	10,187
San Diego CA USD GO	5.000%	7/1/15 (4)(Prere.)	15,250	16,886
San Diego CA USD GO	5.000%	7/1/15 (4)(Prere.)	10,000	11,073
San Diego CA USD GO	5.500%	7/1/17 (1)	2,895	3,331
San Diego CA USD GO	0.000%	7/1/18 (3)	9,500	5,916
San Diego CA USD GO	5.500%	7/1/20 (1)	11,390	13,363
San Diego CA USD GO	5.500%	7/1/20 (4)	9,490	11,156
San Diego CA USD GO	5.500%	7/1/21 (4)	11,470	13,525
San Diego CA USD GO	5.500%	7/1/22 (4)	12,790	15,146
San Diego CA USD GO	5.500%	7/1/23 (4)	9,210	10,960
San Diego CA Water Auth. Rev. COP	5.250%	5/1/15 (3)	6,215	6,960
San Diego CA Water Auth. Rev. COP	5.250%	5/1/16 (3)	7,880	8,888
San Diego CA Water Auth. Rev. COP	5.250%	5/1/17 (3)	14,005	15,910
San Diego CA Water Auth. Rev. COP	5.250%	5/1/18 (3)	14,690	16,780
San Diego CA Water Auth. Rev. COP	5.250%	5/1/21 (3)	6,725	7,792
San Diego CA Water Auth. Rev. COP	5.250%	5/1/22 (3)	7,075	8,228
San Diego County CA COP	5.000%	2/1/22 (2)	2,000	2,145
San Diego County CA COP	5.000%	2/1/24 (2)	1,500	1,601
San Diego County CA COP	5.000%	2/1/26 (2)	1,000	1,065
San Francisco CA City & County COP
(San Bruno Jail)	5.250%	10/1/14 (2)	2,860	3,000
San Francisco CA City & County COP
(San Bruno Jail)	5.125%	10/1/17 (2)	1,000	1,045
San Francisco CA City & County GO
(Laguna Honda Hosp.)	5.000%	6/15/16 (2)	8,000	8,715

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County
International Airport Rev.	5.500%	5/1/08 (4)(Prere.)	2,020	2,098
San Francisco CA City & County
International Airport Rev.	5.500%	5/1/08 (4)	3,000	3,076
San Francisco CA City & County
International Airport Rev.	5.500%	5/1/09 (4)	3,000	3,116
San Francisco CA City & County
International Airport Rev.	5.500%	5/1/09 (1)	2,945	3,047
San Francisco CA City & County
International Airport Rev.	5.500%	5/1/09 (4)	3,110	3,218
San Francisco CA City & County
International Airport Rev.	5.500%	5/1/10 (1)	4,335	4,592
San Francisco CA City & County
International Airport Rev.	5.500%	5/1/10 (3)	2,000	2,104
San Francisco CA City & County
International Airport Rev.	5.500%	5/1/10 (4)	3,280	3,392
San Francisco CA City & County
International Airport Rev.	5.250%	5/1/11 (3)	4,150	4,318
San Francisco CA City & County
International Airport Rev.	5.000%	5/1/12 (3)	2,065	2,166
San Francisco CA City & County
International Airport Rev.	5.250%	5/1/12 (1)(Prere.)	4,015	4,371
San Francisco CA City & County
International Airport Rev.	5.250%	5/1/12 (3)	4,380	4,557
San Francisco CA City & County
International Airport Rev.	5.500%	5/1/12 (4)	3,650	3,766
San Francisco CA City & County
International Airport Rev.	5.000%	5/1/13 (3)	2,230	2,337
San Francisco CA City & County
International Airport Rev.	5.250%	5/1/13 (1)	2,430	2,638
San Francisco CA City & County
International Airport Rev.	5.250%	5/1/13 (2)	3,570	3,672
San Francisco CA City & County
International Airport Rev.	5.000%	5/1/14 (3)	2,340	2,449
San Francisco CA City & County
International Airport Rev.	5.250%	5/1/14 (1)	3,185	3,450
San Francisco CA City & County
International Airport Rev.	5.500%	5/1/14 (4)	4,065	4,195
San Francisco CA City & County Redev. Agency
Lease Rev. (Moscone Center)	5.000%	7/1/16 (4)	3,270	3,487
San Francisco CA City & County Water Rev.	5.000%	11/1/17 (1)	4,865	5,225
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/11 (1)	7,140	6,143
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/14 (1)	5,500	4,203
San Jose CA Airport Rev.	5.375%	3/1/13 (4)	4,945	5,424
San Jose CA Airport Rev.	5.375%	3/1/14 (4)	7,550	8,264
San Jose CA Airport Rev.	5.375%	3/1/15 (4)	7,950	8,686
San Jose CA Financing Auth. Lease Rev.	5.000%	9/1/13 (1)	9,570	10,184
San Jose CA Redev. Agency	5.250%	8/1/13 (1)	5,000	5,516
San Jose CA Redev. Agency	5.250%	8/1/14 (1)	5,000	5,565
[2] San Jose CA Redev. Agency	5.000%	8/1/24 (1)	43,360	47,133
[2] San Jose CA Redev. Agency	5.000%	8/1/25 (1)	24,980	27,086
San Jose CA USD GO	5.250%	8/1/10 (4)(Prere.)	2,790	2,991
San Jose CA USD GO	5.250%	8/1/10 (4)(Prere.)	2,540	2,723

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Juan CA USD GO	5.500%	8/1/12 (3)	1,930	2,079
San Juan CA USD GO	5.500%	8/1/13 (3)	1,950	2,098
San Juan CA USD GO	5.600%	8/1/14 (3)	2,685	2,898
San Juan CA USD GO	5.600%	8/1/15 (3)	2,745	2,963
San Mateo CA Redev. Auth. Tax Allocation	5.000%	8/1/12	1,000	1,054
San Mateo CA Redev. Auth. Tax Allocation	5.200%	8/1/15	2,045	2,156
San Mateo CA Redev. Auth. Tax Allocation	5.250%	8/1/16	2,225	2,351
San Mateo CA Union High School Dist. GO	0.000%	9/1/10 (3)	1,200	1,048
San Mateo CA Union High School Dist. GO	0.000%	9/1/12 (3)	1,180	953
San Mateo CA Union High School Dist. GO	0.000%	9/1/13 (3)	1,715	1,332
San Mateo CA Union High School Dist. GO	0.000%	9/1/14 (3)	1,500	1,117
San Mateo County CA Community College Dist. GO	5.375%	9/1/15 (3)	1,300	1,424
San Mateo County CA Community College Dist. GO	5.375%	9/1/18 (3)	1,515	1,654
San Mateo County CA Transp. Dist. Sales Tax Rev.	5.250%	6/1/09 (4)(Prere.)	4,275	4,504
San Mateo County CA Transp. Dist. Sales Tax Rev.	5.250%	6/1/09 (4)(Prere.)	1,865	1,965
San Ramon Valley CA USD GO	0.000%	7/1/07 (3)	3,950	3,871
Santa Ana CA Community Redev. Agency
Tax Allocation (South Main Street)	5.000%	9/1/18 (3)	2,685	2,884
Santa Ana CA Finance Auth. Rev.	5.375%	9/1/09 (1)	3,040	3,183
Santa Ana CA Finance Auth. Rev.	5.375%	9/1/10 (1)	1,600	1,680
Santa Barbara County CA COP	5.250%	12/1/12 (2)	1,000	1,091
Santa Barbara County CA COP	5.250%	12/1/13 (2)	2,355	2,583
Santa Barbara County CA COP	5.250%	12/1/15 (2)	1,065	1,164
Santa Barbara County CA COP	5.250%	12/1/16 (2)	1,760	1,920
Santa Clara CA Electric Rev.	5.250%	7/1/17 (1)	1,475	1,616
Santa Clara CA Electric Rev.	5.250%	7/1/18 (1)	1,720	1,882
Santa Clara County CA Financing Auth. Lease Rev.	7.750%	11/15/10 (2)	4,500	5,188
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/11 (2)	4,535	4,868
Santa Clara County CA Financing Auth. Lease Rev.	7.750%	11/15/11 (2)	1,000	1,187
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/12 (2)	4,785	5,137
Santa Margarita/Dana Point CA Auth. Rev.	5.500%	8/1/08 (2)	3,345	3,447
Santa Margarita/Dana Point CA Auth. Rev.	5.500%	8/1/09 (2)	3,860	3,983
Santa Margarita/Dana Point CA Auth. Rev.	7.250%	8/1/09 (1)	2,000	2,188
Santa Margarita/Dana Point CA Auth. Rev.	5.500%	8/1/10 (2)	2,245	2,316
Santa Margarita/Dana Point CA Auth. Rev.	7.250%	8/1/10 (1)	4,630	5,215
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/08 (1)	5,610	5,938
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/09 (1)	5,000	5,452
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/10 (1)	3,300	3,699
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/11 (1)	3,490	4,014
South Orange County CA Public Finance Auth. Rev.	5.375%	8/15/12 (4)	5,605	5,906
South Orange County CA Public Finance Auth. Rev.	5.250%	8/15/13 (2)	2,290	2,373
South San Francisco CA Redev. Agency Tax Allocation	5.000%	9/1/31 (3)	7,255	7,799
Southern California Public Power Auth. Rev.
(San Juan Unit)	5.500%	1/1/13 (4)	3,500	3,891
Tamalpais CA Union High School Dist. GO	5.000%	8/1/15 (4)	1,855	1,988
Tamalpais CA Union High School Dist. GO	5.000%	8/1/16 (4)	1,930	2,068
Tamalpais CA Union High School Dist. GO	5.000%	8/1/17 (4)	2,015	2,153
Temecula Valley CA USD	6.000%	8/1/08 (4)	1,370	1,426
Tobacco Securitization Auth. Rev.
(Southern California Tobacco Settlement)	4.750%	6/1/25	11,250	11,427
Tri-City CA Hosp. Dist.	5.500%	2/15/08 (1)	3,805	3,882
Tri-City CA Hosp. Dist.	5.500%	2/15/09 (1)	2,665	2,721
Tri-City CA Hosp. Dist.	5.625%	2/15/11 (1)	2,970	3,034
Tri-City CA Hosp. Dist.	5.625%	2/15/12 (1)	1,880	1,920
Tulare County CA COP	5.000%	8/15/15 (1)	6,460	7,118

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Univ. of California Rev.	5.000%	5/15/18 (4)	3,000	3,260
Univ. of California Rev. (Multiple Purpose Project)	5.000%	9/1/13	1,000	1,034
Univ. of California Rev. (Multiple Purpose Project)	5.125%	9/1/13 (3)	3,150	3,301
Univ. of California Rev. (Multiple Purpose Project)	5.000%	9/1/14	8,485	8,776
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/14 (4)	4,290	4,564
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/15 (4)	4,515	4,803
Ventura County CA COP Public Finance Auth.	5.375%	8/15/13 (4)	4,320	4,524
Ventura County CA Community College Dist. GO	5.000%	8/1/16 (1)	3,100	3,356
Ventura County CA Community College Dist. GO	5.000%	8/1/17 (1)	2,300	2,482
Vista CA USD GO	5.375%	8/1/12 (4)(Prere.)	1,350	1,483
Vista CA USD GO	5.375%	8/1/12 (4)(Prere.)	1,455	1,599
Vista CA USD GO	5.375%	8/1/12 (4)(Prere.)	1,695	1,863
Vista CA USD GO	5.375%	8/1/15 (4)	150	164
Vista CA USD GO	5.375%	8/1/16 (4)	190	208
Vista CA USD GO	5.375%	8/1/17 (4)	160	175
Western Placer County CA USD PUT	3.625%	12/1/09 (4)	8,500	8,502
Outside California:
Guam International Airport Auth. Rev.	5.000%	10/1/08 (1)	4,915	5,033
Guam International Airport Auth. Rev.	5.000%	10/1/10 (1)	6,050	6,333
Guam International Airport Auth. Rev.	5.000%	10/1/11 (1)	6,400	6,764
Puerto Rico Aqueduct & Sewer Auth. Rev.	6.000%	7/1/09 (1)	5,250	5,577
Puerto Rico Aqueduct & Sewer Auth. Rev.	6.250%	7/1/12 (1)	1,000	1,139
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/10	7,500	7,832
Puerto Rico Electric Power Auth. Rev.	5.750%	7/1/10 (4)(Prere.)	4,000	4,332
Puerto Rico Electric Power Auth. Rev.	5.750%	7/1/10 (4)(Prere.)	2,700	2,924
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/11	12,500	13,185
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/11 (4)	6,050	6,503
Puerto Rico Electric Power Auth. Rev.	6.000%	7/1/12 (1)	8,235	9,276
Puerto Rico GO	4.000%	7/1/07 (ETM)	555	557
Puerto Rico GO	4.000%	7/1/07	3,510	3,515
Puerto Rico GO	5.000%	7/1/08 (ETM)	500	512
Puerto Rico GO	6.500%	7/1/11 (1)	2,500	2,816
Puerto Rico GO	5.250%	7/1/23	5,000	5,473
Puerto Rico Govt. Dev. Bank VRDO	3.290%	12/7/06 (1)	6,300	6,300
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/13 (1)	2,250	2,452
Puerto Rico Highway & Transp. Auth. Rev. VRDO	3.300%	12/7/06 (2)	7,700	7,700
Puerto Rico Housing Finance Corp.
Home Mortgage Rev.	4.450%	6/1/27	3,860	3,868
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/21 (3)	5,000	5,914
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/22 (3)	12,000	14,273
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/23 (3)	5,835	6,967
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/23 (2)	12,670	15,128
Puerto Rico Muni. Finance Agency	5.625%	8/1/10 (4)	17,775	18,881
Puerto Rico Muni. Finance Agency	5.750%	8/1/11 (4)	7,750	8,257
Puerto Rico Muni. Finance Agency	5.750%	8/1/11 (4)	13,560	14,447
Puerto Rico Muni. Finance Agency	5.000%	7/1/14 (11)	1,360	1,488
Puerto Rico Muni. Finance Agency	5.250%	7/1/16 (11)	1,400	1,579
Puerto Rico Muni. Finance Agency	5.250%	8/1/17 (4)	16,310	18,503
Puerto Rico Muni. Finance Agency	5.250%	7/1/18 (11)	1,000	1,136
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	20,000	21,706
Univ. of Puerto Rico Rev.	5.750%	6/1/12 (1)	2,000	2,146
Univ. of Puerto Rico Rev.	5.200%	6/1/16 (1)	1,215	1,281

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Univ. of Puerto Rico Rev.	5.750%	6/1/16 (1)	1,000	1,074
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/07	1,500	1,514
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/15	2,200	2,379
Total Municipal Bonds (Cost $3,419,164)				3,503,410
Other Assets and Liabilities (–1.4%)
Other Assets—Note B				64,993
Payables for Investment Securities Purchased				(101,644)
Other Liabilities				(10,181)
				(46,832)
Net Assets (100%)				3,456,578

At November 30, 2006, net assets consisted of:[3]
Amount
($000)
Paid-in Capital	3,393,869
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(21,297)
Unrealized Appreciation (Depreciation)
Investment Securities	84,246
Futures Contracts	(240)
Net Assets	3,456,578

Investor Shares—Net Assets
Applicable to 96,328,791 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	1,068,126
Net Asset Value Per Share—Investor Shares	$11.09

Admiral Shares—Net Assets
Applicable to 215,399,242 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	2,388,452
Net Asset Value Per Share—Admiral Shares	$11.09

•	See Note A in Notes to Financial Statements.

1 Securities with a value of $7,433,000 have been segregated as initial margin for open futures contracts.

2 Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of November 30, 2006.

3 See Note D in Notes to Financial Statements for the tax-basis components of net assets.

California Intermediate-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Intermediate-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2006
($000)
Investment Income
Income
Interest	128,420
Total Income	128,420
Expenses
The Vanguard Group—Note B
Investment Advisory Services	262
Management and Administrative
Investor Shares	1,264
Admiral Shares	1,185
Marketing and Distribution
Investor Shares	282
Admiral Shares	416
Custodian Fees	16
Auditing Fees	23
Shareholders’ Reports
Investor Shares	17
Admiral Shares	7
Trustees’ Fees and Expenses	3
Total Expenses	3,475
Expenses Paid Indirectly—Note C	(192)
Net Expenses	3,283
Net Investment Income	125,137
Realized Net Gain (Loss)
Investment Securities Sold	1,093
Futures Contracts	(6,017)
Realized Net Gain (Loss)	(4,924)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	46,366
Futures Contracts	(228)
Change in Unrealized Appreciation (Depreciation)	46,138
Net Increase (Decrease) in Net Assets Resulting from Operations	166,351

California Intermediate-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	125,137	107,428
Realized Net Gain (Loss)	(4,924)	1,769
Change in Unrealized Appreciation (Depreciation)	46,138	(51,417)
Net Increase (Decrease) in Net Assets Resulting from Operations	166,351	57,780
Distributions
Net Investment Income
Investor Shares	(41,037)	(53,391)
Admiral Shares	(84,100)	(54,037)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(125,137)	(107,428)
Capital Share Transactions—Note F
Investor Shares	53,073	(477,656)
Admiral Shares	512,635	794,428
Net Increase (Decrease) from Capital Share Transactions	565,708	316,772
Total Increase (Decrease)	606,922	267,124
Net Assets
Beginning of Period	2,849,656	2,582,532
End of Period	3,456,578	2,849,656

California Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

			Year Ended November 30,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.95	$11.15	$11.44	$11.29	$11.12
Investment Operations
Net Investment Income	.438	.434	.440	.454	.472
Net Realized and Unrealized
Gain (Loss) on Investments	.140	(.200)	(.171)	.188	.170
Total from Investment Operations	.578	.234	.269	.642	.642
Distributions
Dividends from Net Investment Income	(.438)	(.434)	(.440)	(.454)	(.472)
Distributions from Realized Capital Gains	—	—	(.119)	(.038)	—
Total Distributions	(.438)	(.434)	(.559)	(.492)	(.472)
Net Asset Value, End of Period	$11.09	$10.95	$11.15	$11.44	$11.29

Total Return	5.40%	2.11%	2.41%	5.78%	5.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,068	$1,002	$1,500	$1,490	$1,630
Ratio of Total Expenses to Average Net Assets	0.16%	0.16%	0.15%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	4.00%	3.90%	3.91%	3.99%	4.19%
Portfolio Turnover Rate	7%	12%	14%	21%	23%

California Intermediate-Term Tax-Exempt Fund

Admiral Shares

			Year Ended November 30,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.95	$11.15	$11.44	$11.29	$11.12
Investment Operations
Net Investment Income	.446	.442	.446	.461	.477
Net Realized and Unrealized
Gain (Loss) on Investments	.140	(.200)	(.171)	.188	.170
Total from Investment Operations	.586	.242	.275	.649	.647
Distributions
Dividends from Net Investment Income	(.446)	(.442)	(.446)	(.461)	(.477)
Distributions from Realized Capital Gains	—	—	(.119)	(.038)	—
Total Distributions	(.446)	(.442)	(.565)	(.499)	(.477)
Net Asset Value, End of Period	$11.09	$10.95	$11.15	$11.44	$11.29

Total Return	5.48%	2.18%	2.47%	5.84%	5.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,388	$1,847	$1,082	$966	$961
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.11%	0.13%
Ratio of Net Investment Income to
Average Net Assets	4.07%	3.98%	3.97%	4.05%	4.21%
Portfolio Turnover Rate	7%	12%	14%	21%	23%

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of California. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

California Intermediate-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2006, the fund had contributed capital of $338,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.34% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the year ended November 30, 2006, these arrangements reduced the fund’s expenses by $192,000 (an annual rate of 0.01% of average net assets).

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund had available realized losses of $13,299,000 to offset future net capital gains of $4,252,000 through November 30, 2012, $2,524,000 through November 30, 2013, and $6,523,000 through November 30, 2014.

The fund had realized losses totaling $8,238,000 through November 30, 2006, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At November 30, 2006, the cost of investment securities for tax purposes was $3,427,402,000. Net unrealized appreciation of investment securities for tax purposes was $76,008,000, consisting of unrealized gains of $80,068,000 on securities that had risen in value since their purchase and $4,060,000 in unrealized losses on securities that had fallen in value since their purchase.

At November 30, 2006, the aggregate settlement value of open futures contracts expiring in March 2007 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
30-Year U.S. Treasury Bond	(620)	67,696	(240)

California Intermediate-Term Tax-Exempt Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the year ended November 30, 2006, the fund purchased $773,027,000 of investment securities and sold $196,994,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

			Year Ended November 30,
		2006		2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	435,224	39,752	451,852	40,615
Issued in Lieu of Cash Distributions	35,069	3,201	43,101	3,877
Redeemed	(417,220)	(38,118)	(972,609)	(87,614)
Net Increase (Decrease)—Investor Shares	53,073	4,835	(477,656)	(43,122)
Admiral Shares
Issued	835,613	76,292	1,035,627	93,296
Issued in Lieu of Cash Distributions	61,428	5,606	37,992	3,426
Redeemed	(384,406)	(35,157)	(279,191)	(25,150)
Net Increase (Decrease)—Admiral Shares	512,635	46,741	794,428	71,572

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning December 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

California Long-Term Tax-Exempt Fund

Fund Profile

As of November 30, 2006

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	376	6,629	38,849
Yield		—	—
Investor Shares	3.9%
Admiral Shares	4.0%
Yield to Maturity	3.9%[3]	3.7%	3.8%
Average Coupon	4.6%	5.0%	5.0%
Average Effective Maturity	7.7 years	9.9 years	13.3 years
Average Quality	AA+	AAA	AA+
Average Duration	6.1 years	5.7 years	5.1 years
Expense Ratio		—	—
Investor Shares	0.16%
Admiral Shares	0.09%
Short-Term Reserves	0%	—	—

Distribution by Maturity (% of portfolio)

Under 1 Year	9%
1–5 Years	21
5–10 Years	48
10–20 Years	18
20–30 Years	4

Volatility Measures[4]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.97	0.98
Beta	0.98	1.16

Distribution by Credit Quality (% of portfolio)

AAA	68%
AA	8
A	17
BBB	7

Investment Focus

1 Lehman 10 Year Municipal Bond Index.
2 Lehman Municipal Bond Index.
3 Before Expenses.
4 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 81.

California Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 1996–November 30, 2006

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended November 30, 2006			of a $10,000
	One Year	Five Years	Ten Years	Investment
California Long-Term
Tax-Exempt Fund Investor Shares	6.70%	5.30%	5.75%	$17,485
Lehman Municipal Bond Index	6.12	5.40	5.75	17,487
Lehman 10 Year Municipal Bond Index	6.17	5.34	5.70	17,415
Average California Municipal Debt Fund[1]	5.90	4.72	5.01	16,309

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[2]	Investment
California Long-Term
Tax-Exempt Fund Admiral Shares	6.78%	5.37%	4.85%	$127,032
Lehman Municipal Bond Index	6.12	5.40	5.04	128,154
Lehman 10 Year Municipal Bond Index	6.17	5.34	4.87	127,124

1 Derived from data provided by Lipper Inc.; based on the Average California Insured Municipal Debt Fund through March 31, 2002, and the Average California Municipal Debt Fund thereafter.

2 Returns since inception on November 12, 2001.

California Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): November 30, 1996–November 30, 2006

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1997	1.1%	5.4%	6.5%	7.1%
1998	3.1	5.2	8.3	8.1
1999	–7.0	4.8	–2.2	–0.4
2000	5.5	5.6	11.1	7.7
2001	2.6	5.1	7.7	8.2
2002	0.5	4.9	5.4	6.7
2003	2.2	4.8	7.0	6.9
2004	–1.3	4.6	3.3	4.0
2005	–0.3	4.5	4.2	3.0
2006	2.0	4.7	6.7	6.2

Average Annual Total Returns: Periods Ended September 30, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	4/7/1986	4.90%	4.97%	0.97%	4.99%	5.96%
Admiral Shares	11/12/2001	4.98	4.68[2]	—	—	—

1 Lehman 10 Year Municipal Bond Index.

2 Return since inception.

Note: See Financial Highlights tables on pages 73 and 74 for dividend and capital gains information.

California Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets

As of November 30, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (101.6%)
ABAG Finance Auth. for Non-Profit Corp. California
(Children’s Hosp. Medical Center) COP	6.000%	12/1/29 (2)	3,000	3,222
ABAG Finance Auth. for Non-Profit Corp. California
(School of the Mechanical Arts)	5.250%	10/1/26	1,000	1,057
ABAG Finance Auth. for Non-Profit Corp. California
(School of the Mechanical Arts)	5.300%	10/1/32	3,180	3,365
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/17 (1)	5,000	5,247
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/18 (1)	2,000	2,098
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/30 (2)	15,000	5,378
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/36 (1)	20,000	5,459
Alameda County CA USD	0.000%	8/1/24 (4)	3,510	1,655
Alameda County CA USD	0.000%	8/1/29 (4)	5,000	1,889
Anaheim CA Public Finance Auth.
Distribution System Rev.	5.000%	10/1/21 (1)	3,390	3,658
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/31	82,175	88,720
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/28 (1)	2,250	889
California County CA Tobacco Securitization Agency	0.000%	6/1/28	7,500	6,556
California County CA Tobacco Securitization Agency	0.000%	6/1/36	7,500	6,577
California Dept. of Veteran Affairs Rev.	5.450%	12/1/19 (2)	1,750	1,773
California Educ. Fac. Auth. Rev.
(College of Arts & Crafts)	6.875%	6/1/19	1,615	1,992
California Educ. Fac. Auth. Rev.
(College of Arts & Crafts)	5.750%	6/1/25	2,000	2,120
California Educ. Fac. Auth. Rev. (Occidental College)	5.700%	10/1/07 (1)(Prere.)	11,565	12,005
California Educ. Fac. Auth. Rev. (Univ. of The Pacific)	5.000%	11/1/25	2,000	2,135
California Educ. Fac. Auth. Rev. (Univ. of The Pacific)	5.000%	11/1/30	3,500	3,728
California Educ. Fac. Auth. Rev. (Univ. of The Pacific)	5.000%	11/1/36	8,985	9,535
California GO	6.250%	9/1/12 (3)	9,000	10,046
California GO	7.000%	11/1/13 (3)	65	66
California GO	5.250%	10/1/14 (3)	2,885	2,930
California GO	6.000%	8/1/19 (3)	210	211
California GO	5.250%	2/1/23 (1)	11,455	13,326
California GO	5.000%	9/1/25	16,950	18,222
California GO	5.125%	2/1/26	15,325	16,419
California GO	5.125%	2/1/27	10,000	10,714
California GO	5.000%	9/1/28	15,350	16,489
California GO	5.000%	6/1/34	40,000	42,424
California GO VRDO	3.520%	12/1/06 LOC	4,640	4,640
California GO VRDO	3.420%	12/7/06 LOC	2,100	2,100

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Fac. Finance Auth. Rev.
(California-Nevada Methodist)	5.000%	7/1/36	2,075	2,188
California Health Fac. Finance Auth. Rev.
(Casa Colina)	6.125%	4/1/32	10,000	10,839
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.750%	7/1/15 (2)	500	506
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/17 (1)	21,890	22,369
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	4.750%	7/1/19 (1)	765	766
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/27	7,000	7,398
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/34	10,000	10,524
California Health Fac. Finance Auth. Rev.
(Scripps Health)	5.000%	10/1/08 (1)(Prere.)	5,000	5,187
California Housing Finance Agency
Home Mortgage Rev.	6.050%	8/1/27 (2)	5,000	5,107
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum)	5.250%	6/1/07 (1)(Prere.)	6,245	6,363
California Infrastructure & Econ. Dev. Bank Rev.
(Bay Area Toll)	5.000%	1/1/28 (3)(Prere.)	7,500	8,655
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/31 (3)	7,635	8,204
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/18	3,905	4,189
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/20	1,500	1,608
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.250%	10/1/34	20,040	21,102
California Infrastructure & Econ. Dev. Bank Rev.
(Kaiser Hosp. Assn.)	5.500%	8/1/31	7,610	8,127
California Infrastructure & Econ. Dev. Bank Rev.
(Kaiser Hosp. Assn.)	5.550%	8/1/31	5,500	5,889
California Infrastructure & Econ. Dev. Bank Rev.
(Workers’ Compensation)	5.250%	10/1/13 (2)	30,000	33,195
California Infrastructure & Econ. Dev. Bank Rev.
(Workers’ Compensation)	5.250%	10/1/14 (2)	25,815	28,498
California Infrastructure & Econ. Dev. Bank Rev.
(YMCA of Metro. LA)	5.250%	2/1/26 (2)	4,750	5,082
California PCR Financing Auth. Solid Waste
Disposal Rev. (Republic Services) PUT	5.250%	12/1/17	10,000	10,789
California Polytechnical Univ. Rev.
(Pomona Student Union)	5.625%	7/1/09 (3)(Prere.)	3,000	3,192
California Polytechnical Univ. Rev.
(Pomona Student Union)	5.625%	7/1/09 (3)(Prere.)	5,260	5,597
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	1/1/15 (2)	4,000	4,390
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.250%	1/1/16 (2)	5,500	6,175
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.625%	11/1/16 (1)	3,200	3,265
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	1/1/17	6,000	6,544
California Public Works Board Lease Rev.
(Dept. of Corrections)	6.500%	9/1/17 (2)	30,000	36,727

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	12/1/17 (1)	13,835	15,102
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	12/1/19 (1)	15,230	16,504
California Public Works Board Lease Rev.
(Dept. of Health Services)	5.750%	11/1/09 (1)(Prere.)	7,885	8,465
California Public Works Board Lease Rev.
(UCLA Hosp.)	5.375%	10/1/19 (4)	6,375	6,934
California Public Works Board Lease Rev.
(Univ. of California)	5.375%	10/1/17 (2)	10,250	10,459
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/30	17,000	18,104
California State Dept. of Water Resources
Power Supply Rev.	5.125%	5/1/12 (Prere.)	20,000	21,819
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/13	18,000	20,248
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.550%	12/1/06 LOC	5,200	5,200
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.680%	12/1/06 LOC	7,000	7,000
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.300%	12/7/06 (4)	3,300	3,300
California State Dept. of Water Resources
Power Supply Rev. VRDO	3.300%	12/7/06 LOC	16,200	16,200
California State Econ. Recovery Bonds	5.250%	7/1/14	24,000	26,709
California State Econ. Recovery Bonds	5.000%	7/1/17 (3)	35,700	37,996
California State Econ. Recovery Bonds VRDO	3.470%	12/1/06 LOC	8,300	8,300
California State Univ. Rev. & Colleges
Housing System Rev.	5.625%	11/1/09 (3)(Prere.)	6,920	7,409
California State Univ. Rev. Systemwide	5.250%	11/1/19 (4)	5,000	5,509
California State Univ. Rev. Systemwide	5.250%	11/1/20 (4)	4,745	5,212
California State Univ. Rev. Systemwide	5.000%	11/1/21 (2)	17,215	18,678
California State Univ. Rev. Systemwide	5.000%	11/1/32 (3)	25,000	26,519
California Statewide Community Dev. Auth. Rev.
(Adventist Health)	5.000%	3/1/35	14,500	15,165
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/30	5,000	5,327
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/35	5,250	5,583
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.000%	7/1/39	5,000	5,183
California Statewide Community Dev. Auth. Rev.
(Henry Mayo Newhall Memorial Hosp.)	5.000%	10/1/18	5,875	6,103
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.100%	5/17/10	3,225	3,333
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT	5.250%	5/15/13	7,000	7,241
California Statewide Community Dev. Auth. Rev.
(Irvine Univ. of California East LLC)	5.000%	5/15/38	18,000	18,942
California Statewide Community Dev. Auth. Rev.
(John Muir Health Services)	5.000%	8/15/32	10,880	11,505
California Statewide Community Dev. Auth. Rev.
(John Muir Health Services)	5.000%	8/15/34	15,140	16,008
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente)	5.500%	11/1/32	18,250	19,404

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente)	5.250%	3/1/45	35,000	37,541
California Statewide Community Dev. Auth. Rev.
(Los Angeles Orthopedic Hosp. Foundation)	5.750%	6/1/30 (2)	8,000	8,157
California Statewide Community Dev. Auth. Rev.
(Memorial Health Services)	6.000%	10/1/23	20,000	22,384
California Statewide Community Dev. Auth. Rev.
(Sutter Health)	5.500%	8/15/34	10,885	11,788
Chino Basin CA Regional Financing Auth. Rev.
(Inland Empire Util. Agency Sewer)	5.750%	11/1/09 (1)(Prere.)	1,000	1,074
Chino Basin CA Regional Financing Auth. Rev.
(Inland Empire Util. Agency Sewer)	5.750%	11/1/09 (1)(Prere.)	3,325	3,571
Chino Basin CA Regional Financing Auth. Rev.
(Muni. Water Dist. Sewer System)	6.000%	8/1/16 (2)	5,500	5,511
Clovis CA USD GO	0.000%	8/1/09 (3)(ETM)	7,570	6,891
Clovis CA USD GO	0.000%	8/1/09 (3)(ETM)	7,500	6,828
Clovis CA USD GO	0.000%	8/1/13 (3)	4,935	3,844
Clovis CA USD GO	0.000%	8/1/15 (3)	2,770	1,978
Clovis CA USD GO	0.000%	8/1/16 (3)	2,865	1,954
Clovis CA USD GO	0.000%	8/1/26 (3)	6,000	2,584
Clovis CA USD GO	0.000%	8/1/27 (3)	8,000	3,300
Clovis CA USD GO	0.000%	8/1/29 (3)	8,005	3,024
Contra Costa CA Water Dist. Rev.	5.000%	10/1/17 (4)	7,015	7,527
Culver City CA Wastewater Fac. Rev.	5.700%	9/1/29 (3)	5,000	5,358
East Bay CA Muni. Util. Dist. Water System Rev.	5.250%	6/1/18	4,000	4,131
Eastern California Muni. Water. Dist.
Water & Sewer Rev.	6.750%	7/1/12 (3)	8,500	9,537
Escondido CA Union High School Dist.	0.000%	11/1/20 (1)	4,000	2,240
Evergreen CA School Dist. GO	5.625%	9/1/08 (3)(Prere.)	6,300	6,597
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/29 (2)	9,450	10,111
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/32 (2)	12,825	13,705
Fontana CA USD	5.250%	8/1/27 (4)	6,700	7,304
Fontana CA USD	5.250%	8/1/31 (4)	6,250	6,817
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/17 (1)	3,000	1,950
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/22 (1)	3,850	1,986
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/22	5,590	6,934
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/23 (1)	3,590	1,769
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/25 (1)	2,390	1,076
Foothill/Eastern Corridor Agency
California Toll Road Rev.	5.000%	1/15/16 (1)	8,400	8,827
Foothill/Eastern Corridor Agency
California Toll Road Rev.	5.125%	1/15/19 (1)	5,200	5,471
Foothill/Eastern Corridor Agency
California Toll Road Rev.	0.000%	1/15/26	10,000	9,281
Foothill/Eastern Corridor Agency
California Toll Road Rev.	0.000%	1/15/28 (1)	15,000	14,647
Foothill/Eastern Corridor Agency
California Toll Road Rev.	0.000%	1/15/33	10,000	2,224
Foothill/Eastern Corridor Agency
California Toll Road Rev.	0.000%	1/15/34	10,000	2,090
Foothill/Eastern Corridor Agency
California Toll Road Rev.	5.750%	1/15/40 (1)	12,000	12,841
Fresno CA Airport Rev.	5.500%	7/1/30 (4)	1,500	1,602
Fullerton Univ. California Rev.	5.700%	7/1/20 (1)	2,165	2,339

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Golden State Tobacco Securitization Corp. California	5.500%	6/1/07 (Prere.)	22,000	22,217
Golden State Tobacco Securitization Corp. California	5.375%	6/1/10 (Prere.)	25,000	26,533
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13 (3)(Prere.)	5,000	5,559
Golden State Tobacco Securitization Corp. California	5.000%	6/1/30 (2)	20,000	21,065
Hartnell CA Community College Dist. GO	5.000%	8/1/13 (1)(Prere.)	1,735	1,893
Hartnell CA Community College Dist. GO	5.000%	8/1/13 (1)(Prere.)	2,370	2,586
Hartnell CA Community College Dist. GO	5.000%	8/1/13 (1)(Prere.)	1,550	1,691
Helix CA Water Dist. COP	5.000%	4/1/19 (4)	4,250	4,415
Huntington Beach CA Union High School Dist. GO	5.000%	8/1/18 (4)	6,300	6,851
Huntington Beach CA Union High School Dist. GO	5.000%	8/1/21 (4)	8,000	8,628
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/30 (2)	19,175	20,505
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/34 (2)	16,000	17,077
Kern CA High School Dist. GO	6.400%	8/1/14 (1)(ETM)	1,490	1,781
Kern CA High School Dist. GO	6.400%	8/1/15 (1)(ETM)	1,645	1,993
Kern CA High School Dist. GO	6.400%	8/1/16 (1)(ETM)	1,815	2,232
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,570	1,725
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	2,000	2,198
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,890	2,077
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,775	1,950
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/20	6,155	6,469
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/21	2,500	2,618
Long Beach CA Finance Auth. Lease Rev.
(Aquarium of the South Pacific)	5.500%	11/1/13 (2)	3,680	4,008
Long Beach CA Finance Auth. Lease Rev.
(Aquarium of the South Pacific)	5.500%	11/1/18 (2)	4,675	5,079
Long Beach CA Finance Auth. Lease Rev.
(Rainbow Harbor)	5.125%	5/1/09 (2)(Prere.)	5,500	5,770
Long Beach CA Finance Auth. Lease Rev.
(Temple & Willis Fac.)	5.500%	10/1/18 (1)	5,030	5,295
Long Beach CA Finance Auth. Tax Rev.	5.500%	8/1/26 (2)	7,570	9,140
Long Beach CA Finance Auth. Tax Rev.	5.500%	8/1/31 (2)	4,015	4,954
Long Beach CA Harbor Rev.	5.000%	5/15/17 (3)	3,655	3,977
Los Angeles CA Community College Dist. GO	5.500%	8/1/11 (1)(Prere.)	8,810	9,590
Los Angeles CA Dept. of Airports
International Airport Rev.	5.250%	5/15/17 (3)	6,800	7,341
Los Angeles CA Dept. of Water & Power Rev.	5.000%	10/15/18 (1)(ETM)	11,600	11,996
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/21 (4)	2,830	3,005
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/25 (4)	20,000	21,531
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/36 (3)	2,925	3,090
Los Angeles CA Harbor Dept. Rev.	5.500%	8/1/17 (2)	3,095	3,311
Los Angeles CA Harbor Dept. Rev.	5.500%	8/1/19 (2)	5,975	6,392
Los Angeles CA Harbor Dept. Rev.	5.500%	8/1/20 (2)	9,455	10,115
Los Angeles CA USD GO	5.250%	7/1/14 (1)	12,715	14,021
Los Angeles CA USD GO	5.000%	7/1/26 (2)	8,745	9,472
Los Angeles CA USD GO	5.000%	7/1/27 (2)	11,280	12,198
Los Angeles CA USD GO	5.000%	7/1/30 (3)	7,500	8,117
Los Angeles CA Wastewater System Rev.	6.000%	6/1/21 (3)	4,000	4,964
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.250%	7/1/07 (1)(Prere.)	7,700	7,857
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.250%	7/1/07 (1)(Prere.)	2,710	2,765
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.250%	7/1/16 (1)	4,790	4,882
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.000%	7/1/19 (4)	6,170	6,431

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	10/1/07 (1)(Prere.)	5,500	5,624
Los Angeles County CA Public Works
Financing Auth. Rev.	5.500%	10/1/07 (Prere.)	2,905	2,982
Los Angeles County CA Public Works
Financing Auth. Rev.	5.125%	12/1/07 (2)(Prere.)	16,000	16,421
Los Angeles County CA Public Works
Financing Auth. Rev.	5.250%	5/1/10 (2)(Prere.)	4,700	4,978
Los Angeles County CA Public Works
Financing Auth. Rev.	5.500%	10/1/12	1,595	1,635
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	10/1/16 (1)	3,040	3,106
Los Angeles County CA Public Works
Financing Auth. Rev.	5.500%	10/1/18 (4)	2,700	3,029
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/23 (1)	4,000	4,322
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/24 (1)	4,000	4,312
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/25 (1)	2,165	2,329
Los Angeles County CA Schools COP	0.000%	8/1/14 (2)(ETM)	1,000	742
Los Angeles County CA Schools COP	0.000%	8/1/20 (2)	2,095	1,171
MSR California Public Power Agency Rev.
(San Juan Project)	6.125%	7/1/13 (2)	8,000	8,872
MSR California Public Power Agency Rev.
(San Juan Project)	6.750%	7/1/20 (1)(ETM)	34,090	40,962
Metro. Water Dist. of Southern California Rev.	8.000%	7/1/08 (ETM)	2,000	2,139
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/28	4,235	4,580
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/29	5,500	5,952
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/35	16,935	18,286
Modesto CA High School Dist. GO	0.000%	8/1/15 (3)	5,000	3,571
Modesto CA High School Dist. GO	0.000%	8/1/17 (3)	3,000	1,950
Modesto CA High School Dist. GO	0.000%	8/1/18 (3)	3,225	2,002
Modesto CA Irrigation Dist. COP	5.000%	7/1/20 (1)	2,175	2,321
Modesto CA Irrigation Dist. COP	5.000%	10/1/31 (2)	14,540	15,663
Modesto CA Irrigation Dist. COP	5.000%	10/1/36 (2)	14,795	15,913
Modesto CA Irrigation Dist. Finance Auth. Rev.
(Woodland Project)	6.500%	10/1/11 (2)(ETM)	6,975	7,571
Modesto CA Irrigation Dist. Finance Auth. Rev.
(Woodland Project)	6.500%	10/1/22 (2)(ETM)	9,750	12,085
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/16 (4)	1,010	1,086
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/17 (4)	1,060	1,136
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/18 (4)	1,115	1,195
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/19 (4)	1,120	1,200
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/20 (4)	1,180	1,264
Mount San Antonio California Community
College Dist.	5.250%	8/1/14 (1)(Prere.)	2,720	3,043
Mount San Antonio California Community
College Dist.	5.250%	8/1/14 (1)(Prere.)	3,010	3,367
Mount San Antonio California Community
College Dist.	5.250%	8/1/14 (1)(Prere.)	3,170	3,546
Mount San Antonio California Community
College Dist.	5.250%	8/1/14 (1)(Prere.)	3,335	3,731
Mount San Antonio California Community
College Dist.	5.250%	8/1/14 (1)(Prere.)	2,000	2,237

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mount San Antonio California Community
College Dist.	5.250%	8/1/14 (1)(Prere.)	2,860	3,199
Natomas CA USD GO	5.200%	9/1/19 (3)	5,000	5,228
New Haven CA USD GO	12.000%	8/1/16 (4)	2,480	4,166
New Haven CA USD GO	12.000%	8/1/17 (4)	1,500	2,563
Newark CA USD GO	0.000%	8/1/11 (4)	1,670	1,408
Newark CA USD GO	0.000%	8/1/12 (4)	1,820	1,475
Newark CA USD GO	0.000%	8/1/13 (4)	2,050	1,597
North Orange County CA Community
College Dist. GO	5.375%	8/1/12 (1)(Prere.)	5,080	5,613
Northern California Power Agency
(Hydroelectric Project)	6.300%	7/1/18 (1)	10,000	12,287
Northern California Power Agency
(Hydroelectric Project)	7.500%	7/1/21 (2)(Prere.)	1,810	2,479
Northern California Power Agency
(Hydroelectric Project)	5.000%	7/1/28 (1)	14,255	14,639
Oakland CA Redev. Agency (Central Dist.)	5.500%	2/1/14 (2)	5,500	5,911
Oakland CA Redev. Agency Tax Allocation
(Coliseum Area)	5.250%	3/1/13 (Prere.)	2,380	2,612
Oakland CA Redev. Agency Tax Allocation
(Coliseum Area)	5.250%	3/1/13 (Prere.)	3,730	4,094
Oceanside CA Community Dev. Comm.
Multifamily Rental Housing Rev. PUT	4.450%	4/1/11	4,260	4,352
Palmdale CA COP	5.250%	9/1/19 (1)	1,310	1,432
Palmdale CA COP	5.250%	9/1/20 (1)	1,450	1,583
Palmdale CA COP	5.250%	9/1/21 (1)	1,605	1,749
Palmdale CA COP	5.250%	9/1/22 (1)	1,765	1,921
Palo Alto CA Improvement Rev.
(Univ. Avenue Area Parking)	5.700%	9/2/18	890	911
Palo Alto CA Improvement Rev.
(Univ. Avenue Area Parking)	5.700%	9/2/19	895	917
Palo Alto CA Improvement Rev.
(Univ. Avenue Area Parking)	5.750%	9/2/20	890	911
Palo Alto CA Improvement Rev.
(Univ. Avenue Area Parking)	5.750%	9/2/26	4,460	4,562
Palomar Pomerado Health System California Rev.	5.375%	11/1/11 (1)	3,865	4,060
Palomar Pomerado Health System California Rev.	5.375%	11/1/13 (1)	6,730	7,050
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	0.000%	8/1/19 (2)	1,150	679
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	0.000%	8/1/21 (2)	2,575	1,387
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	0.000%	8/1/22 (2)	3,755	1,931
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	0.000%	8/1/24 (2)	1,000	470
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	5.700%	8/1/32 (4)	7,000	7,859
Pomona CA USD GO	5.600%	8/1/14 (1)(ETM)	1,585	1,810
Pomona CA USD GO	5.600%	8/1/15 (1)(ETM)	2,000	2,305
Pomona CA USD GO	5.600%	8/1/16 (1)(ETM)	1,000	1,166
Pomona CA USD GO	7.500%	8/1/17 (1)(ETM)	2,540	3,390
Port of Oakland CA Rev.	5.400%	11/1/17 (1)	16,705	17,306
Rancho Mirage CA Joint Powers Financing
Auth. Rev. (Eisenhower Medical Center)	5.625%	7/1/34	12,000	13,244
Rancho Mirage CA Redev. Agency Tax Allocation	5.125%	4/1/21 (1)	2,650	2,803
Rancho Mirage CA Redev. Agency Tax Allocation	5.250%	4/1/26 (1)	2,905	3,098

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rancho Mirage CA Redev. Agency Tax Allocation	5.250%	4/1/33 (1)	3,000	3,177
Riverside County CA Asset Leasing Corp.
Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/13 (1)	5,000	3,902
Riverside County CA Asset Leasing Corp.
Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/14 (1)	2,000	1,495
Riverside County CA Asset Leasing Corp.
Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/15 (1)	2,000	1,430
Sacramento CA Financing Auth. Lease Rev.	5.375%	11/1/14 (2)	9,750	10,622
Sacramento CA Financing Auth. Lease Rev.	5.400%	11/1/20 (2)	6,785	7,863
[1] Sacramento CA Financing Auth. Lease Rev.	5.250%	12/1/30 (2)	20,000	23,523
Sacramento CA Muni. Util. Dist. Rev.	5.800%	7/1/19 (2)	6,000	7,205
Sacramento CA Muni. Util. Dist. Rev.	5.900%	7/1/20 (2)	15,850	19,356
Sacramento County CA Airport Rev.	5.250%	7/1/18 (4)	2,305	2,490
Sacramento County CA Public Fac. Finance Corp.
COP (Main Detention Fac.)	5.500%	6/1/10 (1)(ETM)	4,760	4,948
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/26 (3)	5,000	5,413
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/27 (3)	7,470	8,074
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/29 (3)	7,890	8,535
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/30 (3)	5,650	6,126
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/35 (2)	15,000	16,061
San Bernardino CA Multifamily Housing Rev.
(Alta Park Mountain Vista Apartments) PUT	4.450%	5/1/10 (Prere.)	7,000	7,221
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (1)	17,915	21,444
San Bernardino County CA Medical Center COP	5.500%	8/1/22 (1)	8,940	10,570
San Diego CA USD GO	0.000%	7/1/15 (3)	5,370	3,848
San Diego CA USD GO	0.000%	7/1/16 (3)	4,565	3,124
San Diego CA USD GO	5.500%	7/1/23 (1)	8,205	9,730
San Diego CA USD GO	5.500%	7/1/24 (1)	10,000	11,923
San Diego CA USD GO	5.500%	7/1/25 (1)	9,000	10,811
San Diego CA Water Auth. Rev. COP	5.250%	5/1/08 (3)(Prere.)	14,290	14,791
San Diego CA Water Auth. Rev. COP	5.000%	5/1/17	2,300	2,364
San Diego County CA COP	5.250%	10/1/21	1,485	1,563
San Diego County CA COP	5.000%	2/1/28 (2)	2,000	2,130
San Diego County CA COP	5.250%	10/1/28	2,745	2,875
San Diego County CA COP	5.000%	2/1/30 (2)	2,345	2,499
San Diego County CA COP	5.375%	10/1/41	8,545	8,960
San Francisco CA Bay Area Rapid Transit Rev.	6.750%	7/1/10 (2)	6,370	7,064
San Francisco CA Bay Area Rapid Transit Rev.	6.750%	7/1/11 (2)	7,455	8,476
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/12 (1)(Prere.)	4,305	4,687
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/12 (1)(Prere.)	5,020	5,466
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/12 (1)(Prere.)	4,770	5,193
San Francisco CA City & County International
Airport Rev.	5.125%	5/1/20 (1)	6,320	6,621
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/21 (1)	12,385	6,876
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/24 (1)	15,000	7,263

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/25 (1)	18,250	8,426
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/30 (1)	7,000	2,611
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/31 (1)	11,950	4,261
San Jose CA Redev. Agency	6.000%	8/1/11 (1)(ETM)	2,915	3,236
San Jose CA Redev. Agency	6.000%	8/1/11 (1)	5,930	6,563
San Jose CA Redev. Agency	5.000%	8/1/18 (1)	1,525	1,608
[1] San Jose CA Redev. Agency	5.000%	8/1/26 (1)	37,955	41,120
San Juan CA USD GO	0.000%	8/1/13 (4)	2,220	1,729
San Juan CA USD GO	0.000%	8/1/14 (4)	2,610	1,949
San Juan CA USD GO	0.000%	8/1/16 (4)	2,000	1,364
San Juan CA USD GO	0.000%	8/1/18 (4)	1,785	1,108
San Juan CA USD GO	0.000%	8/1/19 (4)	2,210	1,308
San Juan CA USD GO	0.000%	8/1/20 (4)	4,930	2,789
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/19	2,575	2,732
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/20	1,000	1,061
San Mateo CA Redev. Auth. Tax Allocation	5.500%	8/1/21	2,635	2,807
San Mateo County CA Finance Auth. Rev.	6.500%	7/1/13 (1)	14,560	16,383
San Mateo County CA Joint Powers Auth. Lease Rev.	5.000%	7/1/21 (1)	3,500	3,909
San Ramon Valley CA USD GO	0.000%	7/1/09 (3)	4,895	4,464
San Ramon Valley CA USD GO	0.000%	7/1/10 (3)	7,050	6,195
San Ramon Valley CA USD GO	0.000%	7/1/12 (3)	6,645	5,403
San Ramon Valley CA USD GO	0.000%	7/1/13 (3)	7,430	5,806
San Ramon Valley CA USD GO	0.000%	7/1/14 (3)	8,290	6,212
San Ramon Valley CA USD GO	0.000%	7/1/15 (3)	5,605	4,016
Santa Ana CA Finance Auth. Rev.	6.250%	7/1/16 (1)	5,345	6,458
Santa Ana CA Finance Auth. Rev.	6.250%	7/1/17 (1)	2,000	2,426
Santa Clara CA Electric Rev.	5.250%	7/1/19 (1)	2,200	2,407
Santa Clara CA Electric Rev.	5.250%	7/1/20 (1)	1,550	1,696
Santa Clara CA Electric Rev.	5.000%	7/1/21 (1)	4,895	5,214
Santa Clara CA Redev. Agency (Bayshore North)	7.000%	7/1/10 (2)	5,785	6,178
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/13 (2)	5,050	5,416
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/14 (2)	5,325	5,711
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/15 (2)	5,620	6,027
Santa Monica-Malibu CA USD Rev.	0.000%	8/1/20 (3)	6,715	3,799
Santa Rosa CA Waste Water Rev.	6.000%	7/2/15 (2)	7,000	7,929
Santa Rosa CA Waste Water Rev.	6.000%	9/1/15 (3)	5,580	6,345
Solano County CA COP	5.250%	11/1/19 (1)	3,785	4,109
Solano County CA COP	5.250%	11/1/21 (1)	3,770	4,061
South San Francisco CA Redev. Agency
Tax Allocation	5.000%	9/1/35 (3)	8,610	9,242
Southern California Public Power Auth. Rev.
(Transmission Project)	5.750%	7/1/21 (1)	220	220
Southern California Public Power Auth. Rev.
(Transmission Project) VRDO	3.300%	12/7/06 (4)	3,300	3,300
Tobacco Securitization Auth. Rev.
(Southern California Tobacco Settlement)	4.750%	6/1/25	8,750	8,888
Ukiah CA Electric Rev.	6.000%	6/1/08 (1)	2,000	2,026
Ukiah CA Electric Rev.	6.250%	6/1/18 (1)	6,000	7,023
Union CA Elementary School Dist. GO	0.000%	9/1/15 (3)	3,860	2,747
Union CA Elementary School Dist. GO	0.000%	9/1/16 (3)	1,500	1,020
Union CA Elementary School Dist. GO	0.000%	9/1/17 (3)	2,295	1,487
Union CA Elementary School Dist. GO	0.000%	9/1/18 (3)	1,630	1,008
Union CA Elementary School Dist. GO	0.000%	9/1/19 (3)	1,750	1,033

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Union CA Elementary School Dist. GO	0.000%	9/1/20 (3)	2,300	1,297
Union CA Elementary School Dist. GO	0.000%	9/1/21 (3)	2,000	1,077
Univ. of California Rev.	5.000%	5/15/33 (2)	30,790	32,670
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/18 (4)	3,695	3,920
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/19 (4)	3,000	3,182
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19 (3)	5,000	5,569
[2] Walnut Valley CA USD	6.000%	8/1/12 (2)(ETM)	1,790	2,024
[2] Walnut Valley CA USD	6.000%	8/1/13 (2)(ETM)	1,980	2,277
Walnut Valley CA USD	6.000%	8/1/14 (2)(ETM)	2,205	2,577
Walnut Valley CA USD	6.000%	8/1/15 (2)(ETM)	2,470	2,920
Walnut Valley CA USD	6.000%	8/1/16 (2)(ETM)	2,690	3,223
West Contra Costa CA USD	0.000%	8/1/30 (3)	6,235	2,252
West Contra Costa CA USD	0.000%	8/1/31 (3)	6,670	2,307
West Contra Costa CA USD	0.000%	8/1/32 (3)	7,650	2,528
West Contra Costa CA USD	0.000%	8/1/33 (3)	9,780	3,088
West Contra Costa CA USD	0.000%	8/1/34 (3)	10,270	3,097
Whittier CA Insured Health Fac. Rev.
(Presbyterian Hosp.)	6.250%	6/1/07 (1)	4,260	4,316
Whittier CA Insured Health Fac. Rev.
(Presbyterian Hosp.)	6.250%	6/1/08 (1)	3,530	3,668
Yuba City CA USD	0.000%	9/1/15 (3)	1,870	1,331
Yuba City CA USD	0.000%	9/1/17 (3)	2,060	1,334
Yuba City CA USD	0.000%	9/1/19 (3)	2,270	1,339
Outside California:
Guam International Airport Auth. Rev.	5.000%	10/1/09 (1)	5,720	5,924
Puerto Rico GO	5.500%	7/1/16 (1)	10,000	11,502
Puerto Rico GO	5.500%	7/1/19 (2)	6,500	7,604
Puerto Rico GO	5.250%	7/1/27	10,000	10,929
Puerto Rico GO	5.000%	7/1/33	7,500	7,837
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/10	5,000	5,246
Puerto Rico Muni. Finance Agency	5.250%	7/1/19 (11)	2,250	2,569
Puerto Rico Muni. Finance Agency	5.250%	8/1/19 (4)	7,000	8,020
Puerto Rico Muni. Finance Agency	5.250%	7/1/20 (11)	1,300	1,494
Puerto Rico Muni. Finance Agency	5.250%	8/1/20 (11)	2,255	2,593
Puerto Rico Muni. Finance Agency	5.250%	7/1/21 (11)	1,445	1,666
Puerto Rico Muni. Finance Agency	5.250%	8/1/22 (11)	3,000	3,475
Puerto Rico Muni. Finance Agency	5.250%	8/1/23 (11)	1,000	1,162
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/33	5,250	5,658
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	16,000	17,365
Univ. of Puerto Rico Rev.	5.375%	6/1/30 (1)	14,795	14,863
Total Municipal Bonds (Cost $2,528,702)				2,693,680
Other Assets and Liabilities (–1.6%)
Other Assets—Note B				37,137
Payables for Investment Securities Purchased				(72,497)
Other Liabilities				(8,080)
				(43,440)
Net Assets (100%)				2,650,240

California Long-Term Tax-Exempt Fund

At November 30, 2006, net assets consisted of:[3]
Amount
($000)
Paid-in Capital	2,503,535
Undistributed Net Investment Income	—
Overdistributed Net Realized Gains	(17,716)
Unrealized Appreciation (Depreciation)
Investment Securities	164,978
Futures Contracts	(557)
Net Assets	2,650,240

Investor Shares—Net Assets
Applicable to 57,188,521 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	678,010
Net Asset Value Per Share—Investor Shares	$11.86

Admiral Shares—Net Assets
Applicable to 166,353,271 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	1,972,230
Net Asset Value Per Share—Admiral Shares	$11.86

•	See Note A in Notes to Financial Statements.

1 Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of November 30, 2006.

2 Securities with a value of $4,301,000 have been segregated as initial margin for open futures contracts.

3 See Note D in Notes to Financial Statements for the tax-basis components of net assets.

California Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2006
($000)
Investment Income
Income
Interest	112,535
Total Income	112,535
Expenses
The Vanguard Group—Note B
Investment Advisory Services	205
Management and Administrative
Investor Shares	799
Admiral Shares	1,053
Marketing and Distribution
Investor Shares	181
Admiral Shares	298
Custodian Fees	13
Auditing Fees	23
Shareholders’ Reports
Investor Shares	16
Admiral Shares	8
Trustees’ Fees and Expenses	2
Total Expenses	2,598
Expenses Paid Indirectly—Note C	(218)
Net Expenses	2,380
Net Investment Income	110,155
Realized Net Gain (Loss)
Investment Securities Sold	957
Futures Contracts	(3,071)
Realized Net Gain (Loss)	(2,114)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	52,374
Futures Contracts	(755)
Change in Unrealized Appreciation (Depreciation)	51,619
Net Increase (Decrease) in Net Assets Resulting from Operations	159,660

California Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	110,155	97,112
Realized Net Gain (Loss)	(2,114)	4,326
Change in Unrealized Appreciation (Depreciation)	51,619	(14,168)
Net Increase (Decrease) in Net Assets Resulting from Operations	159,660	87,270
Distributions
Net Investment Income
Investor Shares	(29,619)	(49,770)
Admiral Shares	(80,536)	(47,342)
Realized Capital Gain[1]
Investor Shares	(1,219)	(5,692)
Admiral Shares	(3,059)	(3,347)
Total Distributions	(114,433)	(106,151)
Capital Share Transactions—Note F
Investor Shares	20,812	(625,726)
Admiral Shares	324,843	888,242
Net Increase (Decrease) from Capital Share Transactions	345,655	262,516
Total Increase (Decrease)	390,882	243,635
Net Assets
Beginning of Period	2,259,358	2,015,723
End of Period	2,650,240	2,259,358

1 Includes fiscal 2006 and 2005 short-term gain distributions totaling $603,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

California Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

			Year Ended November 30,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.65	$11.74	$12.00	$11.76	$11.70
Investment Operations
Net Investment Income	.528	.527	.545	.542	.554
Net Realized and Unrealized
Gain (Loss) on Investments	.232	(.037)	(.158)	.261	.060
Total from Investment Operations	.760	.490	.387	.803	.614
Distributions
Dividends from Net Investment Income	(.528)	(.527)	(.545)	(.542)	(.554)
Distributions from Realized Capital Gains	(.022)	(.053)	(.102)	(.021)	—
Total Distributions	(.550)	(.580)	(.647)	(.563)	(.554)
Net Asset Value, End of Period	$11.86	$11.65	$11.74	$12.00	$11.76

Total Return	6.70%	4.22%	3.32%	6.95%	5.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$678	$645	$1,273	$1,286	$1,449
Ratio of Total Expenses to Average Net Assets	0.16%	0.16%	0.15%	0.17%	0.18%
Ratio of Net Investment Income to
Average Net Assets	4.52%	4.47%	4.56%	4.58%	4.72%
Portfolio Turnover Rate	13%	10%	26%	18%	27%

California Long-Term Tax-Exempt Fund

Admiral Shares

			Year Ended November 30,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.65	$11.74	$12.00	$11.76	$11.70
Investment Operations
Net Investment Income	.536	.535	.551	.549	.560
Net Realized and Unrealized
Gain (Loss) on Investments	.232	(.037)	(.158)	.261	.060
Total from Investment Operations	.768	.498	.393	.810	.620
Distributions
Dividends from Net Investment Income	(.536)	(.535)	(.551)	(.549)	(.560)
Distributions from Realized Capital Gains	(.022)	(.053)	(.102)	(.021)	—
Total Distributions	(.558)	(.588)	(.653)	(.570)	(.560)
Net Asset Value, End of Period	$11.86	$11.65	$11.74	$12.00	$11.76

Total Return	6.78%	4.29%	3.37%	7.01%	5.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,972	$1,614	$743	$707	$670
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.11%	0.13%
Ratio of Net Investment Income to
Average Net Assets	4.59%	4.53%	4.61%	4.64%	4.76%
Portfolio Turnover Rate	13%	10%	26%	18%	27%

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of California. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

California Long-Term Tax-Exempt Fund

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2006, the fund had contributed capital of $263,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.26% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the year ended November 30, 2006, these arrangements reduced the fund’s expenses by $218,000 (an annual rate of 0.01% of average net assets).

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund had available realized losses of $971,000 to offset future net capital gains through November 30, 2014.

The fund had realized losses totaling $17,302,000 through November 30, 2006, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At November 30, 2006, the cost of investment securities for tax purposes was $2,546,004,000. Net unrealized appreciation of investment securities for tax purposes was $147,676,000, consisting of unrealized gains of $147,784,000 on securities that had risen in value since their purchase and $108,000 in unrealized losses on securities that had fallen in value since their purchase.

California Long-Term Tax-Exempt Fund

At November 30, 2006, the aggregate settlement value of open futures contracts expiring in March 2007 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
10-Year U.S. Treasury Note	(800)	87,350	(202)
30-Year U.S. Treasury Bond	(380)	43,463	(355)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the year ended November 30, 2006, the fund purchased $679,044,000 of investment securities and sold $286,798,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

			Year Ended November 30,
		2006		2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	212,448	18,212	254,976	21,600
Issued in Lieu of Cash Distributions	23,711	2,032	39,390	3,337
Redeemed	(215,347)	(18,467)	(920,092)	(78,000)
Net Increase (Decrease)—Investor Shares	20,812	1,777	(625,726)	(53,063)
Admiral Shares
Issued	522,876	44,821	999,602	84,734
Issued in Lieu of Cash Distributions	56,769	4,864	33,580	2,851
Redeemed	(254,802)	(21,890)	(144,940)	(12,313)
Net Increase (Decrease)—Admiral Shares	324,843	27,795	888,242	75,272

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning December 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard California Tax-Exempt Funds and Shareholders of Vanguard California Tax-Exempt Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund and Vanguard California Long-Term Tax-Exempt Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard California Tax-Exempt Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund, and Vanguard California Long-Term Tax-Exempt Fund (constituting Vanguard California Tax-Exempt Funds, hereafter referred to as the “Funds”) at November 30, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 11, 2007

Special 2006 tax information (unaudited) for Vanguard California Tax-Exempt Funds

This information for the fiscal year ended November 30, 2006, is included pursuant to provisions of the Internal Revenue Code.

The Long-Term Tax-Exempt Fund distributed $3,676,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

Each fund designates 100% of its income dividends as exempt-interest dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended November 30, 2006
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
California Tax-Exempt Fund	5/31/2006	11/30/2006	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,017.00	$0.66
Intermediate-Term
Investor Shares	1,000.00	1,040.87	0.82
Admiral Shares	1,000.00	1,041.25	0.46
Long-Term
Investor Shares	1,000.00	1,049.41	0.82
Admiral Shares	1,000.00	1,049.79	0.46
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.42	$0.66
Intermediate-Term
Investor Shares	1,000.00	1,024.27	0.81
Admiral Shares	1,000.00	1,024.62	0.46
Long-Term
Investor Shares	1,000.00	1,024.27	0.81
Admiral Shares	1,000.00	1,024.62	0.46

Note that the expenses shown in the table above are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the California Tax-Exempt Money Market 0.13%; for the California Intermediate-Term Tax-Exempt Fund Investor Shares, 0.16%, and Admiral Shares, 0.09%; for the California Long-Term Tax-Exempt Fund Investor Shares, 0.16%, and Admiral Shares, 0.09%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
145 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
145 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 20012	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
145 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
145 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the
University Center for Human Values (1990–2004), Princeton University; Director of Carnegie
Corporation of New York and of Philadelphia 2016 (since 2005) and of Schuylkill River
Development Corporation and Greater Philadelphia Chamber of Commerce (since 2004).

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief
Trustee since July 1998	Global Diversity Officer (since January 2006), Vice President and Chief Information
145 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University Medical Center at
Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and
Trustee since December 2004	Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty
145 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004),
Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec
Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and
Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite);
145 Vanguard Funds Overseen	Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines),
145 Vanguard Funds Overseen	MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of the Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
145 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997-2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
145 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
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fund only if preceded or accompanied by	and searching for “proxy voting guidelines,” or by calling
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© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q750 012007

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended November 30, 2006: $64,000
Fiscal Year Ended November 30, 2005: $52,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group

Fiscal Year Ended November 30, 2006: $2,347,620
Fiscal Year Ended November 30, 2005: $2,152,740

(b)     Audit-Related Fees.

Fiscal Year Ended November 30, 2006: $530,000
Fiscal Year Ended November 30, 2005: $382,200

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)     Tax Fees.

Fiscal Year Ended November 30, 2006: $101,300
Fiscal Year Ended November 30, 2005: $98,400

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)     All Other Fees.

Fiscal Year Ended November 30, 2006: $0
Fiscal Year Ended November 30, 2005: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)     (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

        In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

        The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or other registered investment companies in the Vanguard Group.

    (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2006: $101,300
Fiscal Year Ended November 30, 2005: $98,400

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable

Item 11: Controls and Procedures.

    (a)    Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

    (b)    Internal Control Over Financial Reporting. There were no significant changes in Registrant’s internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2007

VANGUARD CALIFORNIA TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 18, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.